[GRAPHICS OMITTED]

WARBURG PINCUS FUNDS

PART OF CREDIT SUISSE ASSET MANAGEMENT


                                     ANNUAL
                                     REPORT
                                OCTOBER 31, 2000

                                 WARBURG PINCUS
                      INTERMEDIATE MATURITY GOVERNMENT FUND

                                    [BULLET]

                                 WARBURG PINCUS
                      NEW YORK INTERMEDIATE MUNICIPAL FUND

                                    [BULLET]

                                 WARBURG PINCUS
                                FIXED INCOME FUND

                                    [BULLET]

                                 WARBURG PINCUS
                            GLOBAL FIXED INCOME FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG(800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Avenue, New York, NY 10017. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
ANNUAL INVESTMENT ADVISER'S REPORT-- OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                December 6, 2000
Dear Shareholder:

   For the 12 months ended October 31, 2000, the Common Class shares of Warburg Pincus Intermediate Maturity Government Fund had a return of 6.27%, vs. a return of 6.73% for the Lehman Brothers Intermediate Government Bond Index.

   The domestic bond market struggled during the first half of the period, but conditions became much more favorable for bonds over the May-through-October span. This was mainly due to two factors. First, the Federal Reserve, which had raised interest rates by 175 basis points between June 1999 and May 2000, appeared to be at or near the end of its campaign to contain inflation with rate hikes (in fact, the Fed has left its tightening efforts on hold since May). Given the prospects for stable or even lower interest rates, the outlook improved for fixed-income securities. In addition, fears of a slowing economy late in the period clouded the outlook for corporate profits and fueled volatility in the stock market. This raised the premium on the safety and liquidity of bonds, at least high-quality bonds such as Treasuries and government-agency securities.

   The Fund had a gain for the period, aided by the ultimately favorable environment for the high-quality bonds in which it invests. With respect to sector allocation, we maintained a bias in favor of government-agency bonds, such as mortgage "pass through" securities. While agency bonds slightly lagged Treasury bonds for the 12 months in terms of total return, we continued to view them as more attractive than Treasuries on a risk-adjusted yield basis.

   Going forward, our efforts will remain devoted to providing what we deem to be attractive levels of yield while maintaining a high-quality portfolio. We will continue to make duration and sector adjustments to the Fund based on risk-vs.-reward considerations.

M. Anthony E. van Daalen
Portfolio Manager

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

              GROWTH OF $10,000 INVESTED IN COMMON CLASS SHARES OF WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
                     SINCE INCEPTION AS OF OCTOBER 31, 2000

   The graph below illustrates the hypothetical investment of $10,000 in Common Class shares of Warburg Pincus Intermediate Maturity Government Fund (the "Fund") from August 22, 1988 (inception) to October 31, 2000, compared to the Lehman Brothers Intermediate Government Bond Index ("LIG")1 for the same time period. Past performance does not predict future results.

[GRAPHICS OMITTED]


           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Average Total Returns for years ended 10/31/00

             1 year         3 year           5 year       10 year
              6.27%          5.03%            5.44%        6.98%

              Fund            LIG
8/22/88    $10,000.00     $10,000.00
9/1/88      10,133.80      10,172.80
10/1/88     10,250.20      10,313.00
11/1/88     10,136.10      10,224.40
12/1/88     10,154.40      10,234.20
1/1/89      10,245.10      10,336.20
2/1/89      10,208.10      10,292.10
3/1/89      10,239.70      10,340.40
4/1/89      10,424.90      10,549.00
5/1/89      10,591.80      10,752.60
6/1/89      10,814.40      11,026.70
7/1/89      11,023.50      11,250.80
8/1/89      10,884.00      11,098.80
9/1/89      10,943.90      11,151.80
10/1/89     11,177.60      11,385.80
11/1/89     11,269.40      11,498.50
12/1/89     11,322.30      11,532.30
1/1/90      11,230.60      11,460.70
2/1/90      11,253.60      11,503.10
3/1/90      11,239.30      11,516.80
4/1/90      11,178.20      11,478.20
5/1/90      11,445.20      11,724.10
6/1/90      11,597.70      11,878.30
7/1/90      11,776.60      12,044.80
8/1/90      11,703.90      12,001.40
9/1/90      11,800.80      12,108.60
10/1/90     11,970.50      12,277.40
11/1/90     12,161.90      12,462.30
12/1/90     12,332.80      12,634.90
1/1/91      12,445.90      12,764.80
2/1/91      12,516.40      12,842.20
3/1/91      12,571.00      12,913.20
4/1/91      12,693.80      13,046.60
5/1/91      12,758.30      13,120.10
6/1/91      12,737.70      13,131.00
7/1/91      12,903.00      13,273.20
8/1/91      13,180.40      13,525.20
9/1/91      13,432.10      13,755.10
10/1/91     13,611.90      13,912.40
11/1/91     13,777.10      14,075.70
12/1/91     14,185.20      14,417.70
1/1/92      13,957.50      14,279.10
2/1/92      13,978.00      14,323.50
3/1/92      13,873.50      14,266.50
4/1/92      14,012.20      14,394.60
5/1/92      14,241.90      14,609.40
6/1/92      14,508.90      14,819.90
7/1/92      14,841.90      15,104.20
8/1/92      15,016.50      15,258.50
9/1/92      15,269.90      15,468.80
10/1/92     15,020.10      15,283.20
11/1/92     14,901.40      15,221.10
12/1/92     15,129.40      15,417.20
1/1/93      15,441.40      15,703.60
2/1/93      15,692.00      15,935.10
3/1/93      15,750.00      15,993.70
4/1/93      15,892.10      16,118.80
5/1/93      15,819.10      16,075.00
6/1/93      16,034.50      16,307.70
7/1/93      16,046.00      16,340.50
8/1/93      16,261.70      16,583.80
9/1/93      16,329.40      16,651.30
10/1/93     16,340.60      16,690.80
11/1/93     16,244.90      16,608.30
12/1/93     16,320.20      16,677.10
1/1/94      16,502.70      16,841.90
2/1/94      16,299.90      16,610.80
3/1/94      16,100.20      16,368.60
4/1/94      15,948.30      16,262.90
5/1/94      15,944.70      16,274.40
6/1/94      15,939.80      16,277.70
7/1/94      16,130.80      16,491.40
8/1/94      16,175.20      16,539.40
9/1/94      16,069.40      16,402.90
10/1/94     16,049.60      16,406.20
11/1/94     15,979.70      16,333.40
12/1/94     16,029.20      16,386.60
1/1/95      16,298.60      16,653.20
2/1/95      16,563.60      16,974.50
3/1/95      16,649.60      17,068.00
4/1/95      16,801.80      17,265.80
5/1/95      17,352.80      17,752.70
6/1/95      17,437.50      17,865.60
7/1/95      17,420.00      17,874.20
8/1/95      17,646.10      18,021.80
9/1/95      17,782.30      18,142.60
10/1/95     18,027.50      18,341.40
11/1/95     18,360.20      18,565.00
12/1/95     18,635.20      18,748.20
1/1/96      18,721.30      18,906.50
2/1/96      18,458.30      18,706.80
3/1/96      18,271.40      18,621.50
4/1/96      18,173.80      18,567.30
5/1/96      18,152.80      18,557.90
6/1/96      18,350.60      18,746.40
7/1/96      18,385.80      18,804.50
8/1/96      18,402.40      18,826.00
9/1/96      18,621.70      19,069.40
10/1/96     18,958.10      19,381.90
11/1/96     19,180.50      19,615.90
12/1/96     19,057.70      19,510.50
1/1/97      19,114.60      19,585.70
2/1/97      19,163.70      19,617.60
3/1/97      19,044.60      19,506.10
4/1/97      19,233.80      19,726.20
5/1/97      19,368.20      19,879.80
6/1/97      19,540.90      20,049.80
7/1/97      19,934.00      20,419.50
8/1/97      19,810.40      20,341.70
9/1/97      20,044.20      20,562.80
10/1/97     20,280.70      20,802.40
11/1/97     20,315.20      20,848.20
12/1/97     20,496.00      21,019.10
1/1/98      20,778.80      21,293.40
2/1/98      20,726.90      21,271.10
3/1/98      20,805.60      21,337.20
4/1/98      20,861.80      21,439.00
5/1/98      21,024.50      21,586.90
6/1/98      21,186.40      21,731.80
7/1/98      21,203.30      21,815.40
8/1/98      21,640.10      22,228.20
9/1/98      22,181.20      22,746.80
10/1/98     22,125.70      22,784.50
11/1/98     22,088.10      22,714.80
12/1/98     22,169.80      22,803.20
1/1/99      22,265.10      22,904.90
2/1/99      21,920.00      22,590.80
3/1/99      22,062.50      22,740.60
4/1/99      22,113.20      22,802.20
5/1/99      21,947.40      22,662.70
6/1/99      21,936.40      22,695.10
7/1/99      21,901.30      22,698.30
8/1/99      21,910.10      22,730.10
9/1/99      22,100.70      22,925.60
10/1/99     22,114.00      22,971.40
11/1/99     22,127.20      22,987.20
12/1/99     22,071.90      22,915.10
1/1/00      21,972.60      22,838.30
2/1/00      22,139.60      23,027.40
3/1/00      22,343.30      23,290.20
4/1/00      22,336.60      23,280.80
5/1/00      22,401.30      23,343.00
6/1/00      22,746.30      23,713.70
7/1/00      22,882.80      23,871.10
8/1/00      23,136.80      24,138.70
9/1/00      23,368.20      24,349.50
10/1/00     23,503.70      24,516.50
                                                                          FUND
                                                                         ------
1 Year Total Return (9/30/99 to 9/30/00) ..............................  5.72%
3 Year Average Annual Total Return (9/30/97 to 9/30/00) ...............  5.24%
5 Year Average Annual Total Return (9/30/95 to 9/30/00) ...............  5.61%
10 Year  Average  Annual  Total  Return  (9/30/90 to 9/30/00) .........  7.07%

----------
1 The Lehman Brothers  Intermediate  Government Bond Index is an unmanaged index
  (with no defined investment objective) of intermediate-term government bonds, and is calculated by Lehman Brothers Inc.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT-- OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                December 6, 2000
Dear Shareholder:

   For the 12 months ended October 31, 2000, the Common Class shares of Warburg Pincus New York Intermediate Municipal Fund had a gain of 6.54%, vs. a gain of 5.79% for the Lehman Brothers Five-Year Municipal Bond Index.

   The period was a positive one for municipal bonds nationally and in New York, with the group benefiting from a favorable supply/demand backdrop. On the supply side, municipal issuance continued to decline through the period. This was mainly due to the vibrancy of the U.S. economy. Tax revenues remained high, keeping municipalities' fiscal profiles healthy and lessening the need for bond financing. A slowdown in refundings also kept a lid on supply.

   Demand, meanwhile, remained supportive, and in fact rose over the latter part of the period. Within an increasingly volatile stock market, many investors opted for the relative safety and liquidity of high-quality bonds, including high-quality municipal securities. And because municipal securities are generally sheltered from currency volatility and rising energy prices--two factors that clouded the outlook for corporate profits late in the period--this added to their appeal in the eyes of risk-conscious investors.

   In addition, municipal bond prices were aided by a strong flow of credit upgrades through the year. Many New York bonds were upgraded in the period, including New York City and related bonds as well as State debt.

   We made few noteworthy changes to the Fund during the period in terms of its interest-rate exposure. We kept the Fund's average duration fairly close to that of its benchmark, making marginal adjustments as we deemed appropriate on a risk-vs.-reward basis. Our duration-management strategy contributed positively to the Fund's relative showing for the 12 months.

   With respect to credit exposure, we maintained a strong bias in favor of high-quality bonds (i.e., bonds rated A or higher). Yield spreads between high-quality and lower-quality debt remained too narrow, in our view, to justify the added credit risk. By sector, we maintained a mix of general-obligation and revenue bonds, while largely avoiding health-care issues due to the industry's uncertain regulatory backdrop.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

   Looking ahead, we have a favorable outlook on the New York municipal-bond market, based on the potential for a continued supportive supply/demand backdrop. Supply should remain relatively low, barring unlikely developments such as an economic recession and/or voter approval of massive new issuance. (Indeed, New York voters rejected a $3.8 billion "transportation improvements" bond proposal in November's election. However, there is a pending MTA deal that could add some supply to the market early in 2001, and we continue to monitor this development.) While demand for these bonds will no doubt fluctuate, there remains a solid base of New York investors who should continue to find the after-tax yields offered by municipal bonds very appealing, especially on a risk-adjusted basis. As ever, we will continue to focus on bonds that we deem to have attractive risk-adjusted, after-tax yields.


Sharon B. Parente                          Patrick A. Bittner, CFA
Co-Portfolio Manager                       Co-Portfolio Manager

   A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO STATE AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

              GROWTH OF $10,000 INVESTED IN COMMON CLASS SHARES OF WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
                     SINCE INCEPTION AS OF OCTOBER 31, 2000

   The graph below illustrates the hypothetical investment of $10,000 in Common Class shares of Warburg Pincus New York Intermediate Municipal Fund (the "Fund") from April 1, 1987 (inception) to October 31, 2000, compared to the Lehman Brothers 5-year Municipal Bond Index ("LBMUNI")1 for the same time period. Past performance does not predict future results.[GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Average Total Returns for years ended 10/31/00

             1 year         3 year           5 year       10 year
              6.54%          4.13%            4.61%        5.87%

                                Fund                             LBMUNI
4/1/87                       $10,000.00                       $10,000.00
4/1/87                         9,675.84                        10,000.00
5/1/87                         9,700.40                        10,000.00
6/1/87                         9,853.24                        10,000.00
7/1/87                         9,969.78                        10,000.00
8/1/87                         9,975.30                        10,000.00
9/1/87                         9,733.56                        10,000.00
10/1/87                        9,687.35                        10,000.00
11/1/87                        9,846.04                        10,000.00
12/1/87                        9,976.44                        10,000.00
1/1/88                        10,266.00                        10,255.00
2/1/88                        10,322.10                        10,360.00
3/1/88                        10,203.10                        10,326.10
4/1/88                        10,259.70                        10,387.20
5/1/88                        10,256.60                        10,341.20
6/1/88                        10,325.30                        10,420.30
7/1/88                        10,353.60                        10,462.20
8/1/88                        10,349.50                        10,438.40
9/1/88                        10,495.70                        10,569.40
10/1/88                       10,600.70                        10,681.40
11/1/88                       10,563.50                        10,611.60
12/1/88                       10,616.40                        10,638.50
1/1/89                        10,693.30                        10,791.50
2/1/89                        10,643.10                        10,700.70
3/1/89                        10,597.90                        10,637.70
4/1/89                        10,741.10                        10,830.80
5/1/89                        10,877.30                        11,011.80
6/1/89                        10,989.70                        11,147.80
7/1/89                        11,080.40                        11,301.80
8/1/89                        11,045.10                        11,241.90
9/1/89                        11,019.30                        11,249.90
10/1/89                       11,121.80                        11,357.90
11/1/89                       11,246.50                        11,506.90
12/1/89                       11,339.80                        11,604.00
1/1/90                        11,281.90                        11,601.00
2/1/90                        11,382.60                        11,693.00
3/1/90                        11,382.60                        11,713.00
4/1/90                        11,286.70                        11,665.10
5/1/90                        11,453.50                        11,868.20
6/1/90                        11,550.90                        11,969.20
7/1/90                        11,721.70                        12,125.30
8/1/90                        11,650.80                        12,074.40
9/1/90                        11,699.20                        12,119.40
10/1/90                       11,809.80                        12,307.50
11/1/90                       11,992.30                        12,484.50
12/1/90                       12,016.60                        12,536.50
1/1/91                        12,141.60                        12,714.60
2/1/91                        12,260.20                        12,844.60
3/1/91                        12,284.70                        12,816.80
4/1/91                        12,394.70                        12,975.80
5/1/91                        12,455.90                        13,055.90
6/1/91                        12,463.00                        13,044.00
7/1/91                        12,588.60                        13,203.00
8/1/91                        12,700.90                        13,379.00
9/1/91                        12,811.60                        13,542.10
10/1/91                       12,923.00                        13,646.10
11/1/91                       12,941.30                        13,707.10
12/1/91                       13,158.40                        14,004.10
1/1/92                        13,216.30                        14,045.20
2/1/92                        13,243.00                        14,051.20
3/1/92                        13,220.90                        14,012.30
4/1/92                        13,302.60                        14,132.40
5/1/92                        13,454.80                        14,269.40
6/1/92                        13,646.10                        14,483.50
7/1/92                        13,986.20                        14,859.60
8/1/92                        13,838.00                        14,713.70
9/1/92                        13,930.60                        14,832.70
10/1/92                       13,780.20                        14,687.80
11/1/92                       14,026.90                        14,858.90
12/1/92                       14,148.20                        14,973.90
1/1/93                        14,316.80                        15,153.90
2/1/93                        14,815.90                        15,533.10
3/1/93                        14,645.30                        15,368.10
4/1/93                        14,739.20                        15,459.10
5/1/93                        14,793.70                        15,506.10
6/1/93                        15,003.40                        15,728.10
7/1/93                        15,004.20                        15,741.20
8/1/93                        15,261.50                        15,968.20
9/1/93                        15,374.10                        16,089.20
10/1/93                       15,389.00                        16,129.30
11/1/93                       15,285.30                        16,047.30
12/1/93                       15,547.80                        16,284.40
1/1/94                        15,710.00                        16,429.40
2/1/94                        15,449.00                        16,161.50
3/1/94                        15,101.50                        15,824.50
4/1/94                        15,231.30                        15,923.60
5/1/94                        15,335.90                        16,003.70
6/1/94                        15,350.50                        15,994.90
7/1/94                        15,500.30                        16,180.90
8/1/94                        15,572.80                        16,258.90
9/1/94                        15,475.60                        16,150.00
10/1/94                       15,395.40                        16,043.00
11/1/94                       15,283.40                        15,897.20
12/1/94                       15,462.30                        16,077.30
1/1/95                        15,649.80                        16,277.30
2/1/95                        15,891.40                        16,562.30
3/1/95                        15,966.10                        16,731.40
4/1/95                        16,008.00                        16,795.50
5/1/95                        16,272.20                        17,148.60
6/1/95                        16,316.20                        17,178.60
7/1/95                        16,425.50                        17,388.70
8/1/95                        16,535.50                        17,546.70
9/1/95                        16,548.10                        17,590.80
10/1/95                       16,674.10                        17,697.70
11/1/95                       16,846.20                        17,858.80
12/1/95                       16,953.70                        17,951.80
1/1/96                        17,081.80                        18,131.90
2/1/96                        17,026.20                        18,081.10
3/1/96                        16,939.70                        17,954.20
4/1/96                        16,918.00                        17,952.40
5/1/96                        16,948.30                        17,945.60
6/1/96                        17,043.20                        18,051.60
7/1/96                        17,224.00                        18,183.80
8/1/96                        17,238.70                        18,199.80
9/1/96                        17,385.60                        18,349.70
10/1/96                       17,485.30                        18,509.70
11/1/96                       17,684.40                        18,750.70
12/1/96                       17,686.20                        18,714.90
1/1/97                        17,752.40                        18,778.90
2/1/97                        17,863.50                        18,916.00
3/1/97                        17,755.20                        18,710.20
4/1/97                        17,785.90                        18,790.30
5/1/97                        18,012.00                        19,021.40
6/1/97                        18,113.00                        19,176.40
7/1/97                        18,374.90                        19,513.60
8/1/97                        18,317.90                        19,413.60
9/1/97                        18,435.20                        19,585.70
10/1/97                       18,503.40                        19,687.70
11/1/97                       18,551.50                        19,748.70
12/1/97                       18,725.90                        19,918.60
1/1/98                        18,885.00                        20,100.60
2/1/98                        18,892.60                        20,131.60
3/1/98                        18,907.70                        20,148.50
4/1/98                        18,792.40                        20,064.70
5/1/98                        19,061.10                        20,305.80
6/1/98                        19,146.90                        20,374.90
7/1/98                        19,160.30                        20,447.00
8/1/98                        19,432.30                        20,697.10
9/1/98                        19,646.10                        20,910.20
10/1/98                       19,657.90                        20,971.30
11/1/98                       19,703.10                        21,008.40
12/1/98                       19,750.40                        21,081.50
1/1/99                        19,989.40                        21,304.60
2/1/99                        19,879.40                        21,282.60
3/1/99                        19,889.40                        21,300.70
4/1/99                        19,935.10                        21,364.80
5/1/99                        19,831.40                        21,277.90
6/1/99                        19,589.50                        21,036.80
7/1/99                        19,697.20                        21,167.20
8/1/99                        19,667.70                        21,158.80
9/1/99                        19,695.20                        21,234.90
10/1/99                       19,608.60                        21,181.90
11/1/99                       19,755.70                        21,306.00
12/1/99                       19,670.70                        21,235.90
1/1/00                        19,605.80                        21,225.90
2/1/00                        19,731.30                        21,295.90
3/1/00                        20,005.50                        21,490.00
4/1/00                        19,921.50                        21,441.00
5/1/00                        19,859.80                        21,435.00
6/1/00                        20,292.70                        21,828.10
7/1/00                        20,507.80                        22,058.10
8/1/00                        20,784.70                        22,295.30
9/1/00                        20,714.00                        22,258.30
10/1/00                       20,888.00                        22,407.40

                                                                           FUND
                                                                          -----
1 Year Total Return (9/30/99 to 9/30/00) ...............................  5.18%
3 Year Average Annual Total Return (9/30/97 to 9/30/00) ................  3.96%
5 Year Average Annual Total Return (9/30/95 to 9/30/00) ................  4.60%
10 Year  Average  Annual  Total  Return  (9/30/90 to 9/30/00) ..........  5.88%

----------
1 The Lehman Brothers 5-year Municipal Bond Index is an unmanaged index of municipal bonds that is compiled by Lehman Brothers Inc. and has no defined investment objective. The inception date of this index was 01/01/88. The Average Annual Total Return for the period 01/01/88 to 10/31/99 for the Fund was 5.87% and for the Lehman 5-year Municipal bond Index was 6.55%

WARBURG PINCUS FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT-- OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                December 6, 2000
Dear Shareholder:

   For the 12 months ended October 31, 2000, the Common Class shares of Warburg Pincus Fixed Income Fund (the "Fund") had a gain of 5.59%. For the six months ended October 31, 2000, the Fund had a gain of 5.49%, vs. a return of 5.80% for the Lehman Brothers Aggregate Bond Index, the Fund's new benchmark effective May 1, 2000. For the six months ended April 30, 2000, the Fund had a gain of 0.10%, vs. a gain of 1.06% for the Lehman Brothers Intermediate Government/Corporate Bond Index, the Fund's benchmark prior to May 1, 2000.

   The 12 month period was ultimately a positive one for the U.S. bond market. While bonds struggled early on, sentiment became more favorable on the perception that the Federal Reserve was winding down its campaign to raise interest rates (in fact, the Fed last raised rates in May of this year). In short, the economy appeared to be slowing, and inflation remained subdued. Bonds also benefited from volatility in the stock market and worries over corporate profits late in the period, two factors that raised demand for liquidity and safety.

   By sector, high-quality securities such as Treasury bonds had the best results. High-quality corporate and mortgage-backed bonds also had positive total returns, although high-yield (non-investment-grade) corporate bonds were lackluster, hampered by the increasingly clouded profit outlook.

   The Fund's relative return was hindered by its underweighting in Treasury bonds (compared to both Lehman indexes cited above), as these securities outpaced the mortgage-backed and corporate bonds that we continued to favor. That notwithstanding, we believe that the Fund's non-Treasury holdings offer attractive yield differentials over Treasuries and, with regard to corporate bonds, have good potential for credit upgrades.

   We made one significant change to the Fund as a result of the change in benchmark. We raised the Fund's duration, from about 3.8 years in April to roughly 4.8 years as of October 31 (a level more in line with the duration of the Aggregate Bond Index).

   Otherwise, we made no dramatic shifts in strategy, remaining focused on high-quality bonds while favoring corporate and mortgage-backed securities, as noted. Bonds that were well-represented in the Fund included Fannie Mae mortgage-backed issues carrying coupons in the 7% to 8% range. We also maintained exposure to other agency mortgage-backed bonds as well as commercial mortgage-backed securities. In the corporate-bond sector, one

WARBURG PINCUS FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

noteworthy movewe made was to add certain telecommunications bonds late in the period, when we viewed them as very attractively priced.

   Looking ahead, we believe that the bond market's underlying fundamentals will remain supportive as a "soft landing" scenario--i.e., moderate economic growth combined with low inflation--continues to unfold. While another Fed interest-rate hike cannot be ruled out, bonds are unlikely to face the sustained rate increases that restrained the group in 1999 and over the first part of this year. Set within a potentially more-favorable environment for bonds over the next year, we will maintain a relatively conservative portfolio while looking for opportunities to add value on the margin.

M. Anthony E. van Daalen
Portfolio Manager

WARBURG PINCUS FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

       GROWTH OF $10,000 INVESTED IN COMMON CLASS SHARES OF WARBURG PINCUS
            FIXED INCOME FUND SINCE INCEPTION AS OF OCTOBER 31, 2000

   The graph below illustrates the hypothetical investment of $10,000 in Common Class shares of Warburg Pincus Fixed Income Fund (the "Fund") from August 17, 1987 (inception) to October 31, 2000, compared to the Lehman Brothers Aggregate Bond Index ("Lehman")1,2 and the Lehman Brothers Intermediate Government/Corporation Bond Index ("LIGC")3 for the same time period. Past performance does not predict future results.[GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Average Total Returns for years ended 10/31/00

             1 year         3 year           5 year       10 year
              5.59%          4.30%            5.87%        7.84%

                                Fund               LIGC          Lehman
8/17/87                      $10,000.00         $10,000.00    $10,000.00
9/1/87                         9,865.38           9,865.00      9,787.10
10/1/87                        9,776.10          10,152.40     10,135.70
11/1/87                        9,989.00          10,216.90     10,216.90
12/1/87                       10,116.50          10,324.30     10,356.10
1/1/88                        10,463.20          10,588.50     10,720.10
2/1/88                        10,628.90          10,706.40     10,847.30
3/1/88                        10,632.50          10,665.00     10,745.60
4/1/88                        10,633.40          10,647.40     10,687.50
5/1/88                        10,604.50          10,600.70     10,615.70
6/1/88                        10,784.30          10,769.70     10,871.90
7/1/88                        10,798.10          10,747.00     10,814.90
8/1/88                        10,779.70          10,763.10     10,843.20
9/1/88                        10,922.50          10,949.80     11,088.70
10/1/88                       11,014.70          11,098.60     11,297.50
11/1/88                       10,972.80          11,004.10     11,160.30
12/1/88                       10,991.60          11,013.70     11,172.90
1/1/89                        11,147.20          11,129.90     11,333.70
2/1/89                        11,144.70          11,084.10     11,251.50
3/1/89                        11,119.60          11,132.00     11,300.10
4/1/89                        11,298.00          11,354.50     11,536.60
5/1/89                        11,507.40          11,580.00     11,839.80
6/1/89                        11,758.90          11,871.90     12,200.30
7/1/89                        11,895.30          12,115.70     12,459.70
8/1/89                        11,825.90          11,959.20     12,275.00
9/1/89                        11,818.00          12,015.70     12,337.90
10/1/89                       11,872.10          12,269.70     12,641.70
11/1/89                       11,922.00          12,387.00     12,762.10
12/1/89                       12,002.90          12,420.90     12,796.30
1/1/90                        11,858.00          12,341.50     12,644.30
2/1/90                        11,789.50          12,386.40     12,685.30
3/1/90                        11,886.60          12,402.50     12,694.70
4/1/90                        11,897.60          12,359.60     12,578.40
5/1/90                        12,098.50          12,631.30     12,950.80
6/1/90                        12,282.20          12,800.30     13,158.70
7/1/90                        12,490.50          12,977.90     13,340.70
8/1/90                        12,277.50          12,924.70     13,162.60
9/1/90                        12,188.90          13,024.50     13,271.40
10/1/90                       11,976.60          13,175.70     13,440.00
11/1/90                       12,188.20          13,375.80     13,729.30
12/1/90                       12,356.50          13,558.50     13,943.20
1/1/91                        12,550.10          13,696.00     13,943.20
2/1/91                        12,692.50          13,805.00     14,115.60
3/1/91                        12,772.90          13,899.50     14,236.10
4/1/91                        12,935.50          14,051.00     14,334.10
5/1/91                        13,031.90          14,137.40     14,574.00
6/1/91                        13,071.20          14,147.30     14,566.60
7/1/91                        13,226.80          14,305.00     14,768.60
8/1/91                        13,510.70          14,578.10     15,088.20
9/1/91                        13,763.70          14,828.80     15,393.90
10/1/91                       13,902.20          14,997.70     15,565.20
11/1/91                       14,011.40          15,170.20     15,708.00
12/1/91                       14,438.60          15,540.70     16,174.50
1/1/92                        14,286.00          15,400.00     15,954.50
2/1/92                        14,318.70          15,460.90     16,058.20
3/1/92                        14,264.90          15,400.20     15,967.70
4/1/92                        14,417.40          15,535.60     16,083.00
5/1/92                        14,648.10          15,776.40     16,386.40
6/1/92                        14,847.80          16,009.90     16,611.90
7/1/92                        15,215.70          16,328.20     16,950.80
8/1/92                        15,339.00          16,491.50     17,122.50
9/1/92                        15,539.40          16,715.30     17,325.80
10/1/92                       15,331.30          16,498.60     17,095.70
11/1/92                       15,263.10          16,436.10     17,099.60
12/1/92                       15,406.00          16,656.20     17,371.50
1/1/93                        15,753.80          16,980.10     17,704.70
2/1/93                        16,060.40          17,247.90     18,014.70
3/1/93                        16,195.70          17,316.60     18,089.80
4/1/93                        16,345.10          17,456.00     18,215.70
5/1/93                        16,340.70          17,417.40     18,238.80
6/1/93                        16,586.30          17,690.80     18,569.30
7/1/93                        16,640.50          17,734.20     18,674.40
8/1/93                        16,868.90          18,015.40     19,001.80
9/1/93                        16,972.60          18,090.20     19,054.10
10/1/93                       17,114.50          18,138.70     19,125.30
11/1/93                       17,037.10          18,037.70     18,962.60
12/1/93                       17,136.60          18,120.30     19,065.30
1/1/94                        17,397.50          18,321.60     19,322.70
2/1/94                        17,257.80          18,050.80     18,987.10
3/1/94                        16,964.20          17,753.10     18,519.00
4/1/94                        16,779.60          17,632.40     18,371.10
5/1/94                        16,734.80          17,644.20     18,368.50
6/1/94                        16,739.80          17,646.70     18,327.90
7/1/94                        16,935.20          17,900.60     18,691.90
8/1/94                        17,060.50          17,956.70     18,715.10
9/1/94                        16,954.40          17,791.70     18,439.60
10/1/94                       17,011.40          17,789.30     18,423.20
11/1/94                       16,949.70          17,708.80     18,382.30
12/1/94                       17,021.70          17,771.40     18,509.30
1/1/95                        17,158.60          18,070.90     18,875.60
2/1/95                        17,455.60          18,445.70     19,324.50
3/1/95                        17,402.50          18,551.20     19,443.10
4/1/95                        17,669.30          18,780.10     19,714.70
5/1/95                        18,269.00          19,347.80     20,477.70
6/1/95                        18,414.20          19,477.50     20,627.80
7/1/95                        18,485.70          19,480.20     20,581.80
8/1/95                        18,739.40          19,657.50     20,830.20
9/1/95                        18,938.30          19,799.80     21,032.90
10/1/95                       19,153.00          20,020.30     21,306.30
11/1/95                       19,318.50          20,283.60     21,625.50
12/1/95                       19,596.60          20,496.20     21,928.90
1/1/96                        19,785.50          20,673.10     22,074.50
2/1/96                        19,604.00          20,430.60     21,690.90
3/1/96                        19,515.10          20,325.60     21,662.40
4/1/96                        19,415.60          20,254.00     21,419.00
5/1/96                        19,504.90          20,238.80     21,375.50
6/1/96                        19,618.00          20,453.80     21,662.60
7/1/96                        19,683.70          20,514.50     21,721.90
8/1/96                        19,778.50          20,530.70     21,685.40
9/1/96                        20,092.40          20,816.70     22,063.40
10/1/96                       20,454.10          21,184.50     22,552.10
11/1/96                       20,812.80          21,464.20     22,938.40
12/1/96                       20,802.40          21,326.80     22,725.10
1/1/97                        20,929.40          21,409.80     22,794.60
2/1/97                        21,082.00          21,450.70     22,851.40
3/1/97                        20,913.00          21,302.90     22,598.20
4/1/97                        21,102.30          21,553.20     22,936.50
5/1/97                        21,311.10          21,732.10     23,153.20
6/1/97                        21,564.20          21,930.50     23,428.10
7/1/97                        22,103.10          22,376.80     24,059.90
8/1/97                        21,948.30          22,264.40     23,854.70
9/1/97                        22,257.80          22,523.40     24,206.50
10/1/97                       22,455.90          22,772.90     24,557.80
11/1/97                       22,496.30          22,823.00     24,670.70
12/1/97                       22,635.80          23,005.60     24,919.20
1/1/98                        22,982.10          23,307.00     25,239.10
2/1/98                        22,899.40          23,289.50     25,220.20
3/1/98                        22,968.10          23,364.30     25,307.00
4/1/98                        23,073.80          23,481.30     25,439.10
5/1/98                        23,246.80          23,652.70     25,680.70
6/1/98                        23,435.10          23,804.60     25,898.30
7/1/98                        23,432.80          23,888.60     25,953.40
8/1/98                        23,697.60          24,264.10     26,375.70
9/1/98                        24,057.80          24,873.70     26,993.40
10/1/98                       23,913.40          24,849.30     26,850.60
11/1/98                       24,040.20          24,847.30     27,003.10
12/1/98                       24,109.90          24,947.20     27,084.40
1/1/99                        24,182.20          25,084.10     27,277.80
2/1/99                        23,884.80          24,715.40     26,801.50
3/1/99                        24,066.30          24,899.80     26,950.00
4/1/99                        24,148.10          24,976.20     27,035.40
5/1/99                        23,976.70          24,784.20     26,798.60
6/1/99                        23,967.10          24,801.20     26,713.10
7/1/99                        23,933.50          24,778.90     26,599.30
8/1/99                        23,900.00          24,797.80     26,585.70
9/1/99                        24,091.20          25,028.40     26,894.40
10/1/99                       24,134.60          25,093.50     26,993.60
11/1/99                       24,151.50          25,123.60     26,991.80
12/1/99                       24,100.80          25,040.70     26,861.70
1/1/00                        24,001.90          24,948.00     26,773.80
2/1/00                        24,198.80          25,155.10     27,097.50
3/1/00                        24,385.10          25,416.70     27,454.40
4/1/00                        24,160.70          25,358.20     27,375.90
5/1/00                        24,139.00          25,397.80     27,363.30
6/1/00                        24,699.00          25,845.80     27,932.40
7/1/00                        24,933.70          26,042.20     28,186.10
8/1/00                        25,302.70          26,349.80     28,594.50
9/1/00                        25,500.00          26,589.60     28,774.30
10/1/00                       25,487.30          26,710.60     28,964.80
                                                                          FUND
                                                                         ------
1 Year Total Return (9/30/99 to 9/30/00) ..............................   5.83%
3 Year Average Annual Total Return (9/30/97 to 9/30/00) ...............   4.63%
5 Year Average Annual Total Return (9/30/95 to 9/30/00) ...............   6.12%
10 Year  Average  Annual  Total  Return  (9/30/90 to 9/30/00) .........   7.66%

----------
1 The Lehman  Brothers  Aggregate Bond Index is composed of the Lehman  Brothers
  Intermediate Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Aggregate Index includes U.S. Treasury and agency issues, corporate bond issues, and mortgage backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors Service.

2 The  Fund  changed  its  performance  benchmark,   from  the  Lehman  Brothers
  Intermediate Government/Corporate Bond Index to the Lehman Brothers Aggregate Bond Index as of May 1, 2000.

3 The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers, Inc.1

WARBURG PINCUS GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT-- OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                December 6, 2000
Dear Shareholder:

   For the 12 months ended October 31, 2000, Warburg Pincus Global Fixed Income Fund (the "Fund") had a gain of 4.37%, vs. gains of 7.30% for the Lehman Brothers Aggregate Bond Index, 6.67% for a Composite Benchmark and 7.76% for the Salomon Brothers World Government Bond Index (Currency-Hedged). The unhedged version of the Salomon index had a loss of 5.08% for the period.

   Most global bond markets had gains for the 12 months in terms of total return (i.e., bond-price changes plus coupon income), though overall results were restrained by ongoing interest-rate uncertainties. Concerned about a potential pick up in inflation, central banks in developed markets were biased toward raising interest rates over much of the period. By region, European bond markets had positive, albeit modest, returns, as did the Japanese and U.S. markets (U.S. Treasuries were quite strong, however, helped by a supportive supply backdrop for these securities). Emerging bond markets generally had good results, buoyed by optimism over revenue growth and credit upgrades with respect to emerging economies.

   Within this environment, the Fund had a gain but lagged its benchmarks for the period. One factor that hindered the Fund was its sizable weighting in U.S. corporate bonds, which lagged Treasuries. On the positive side, the Fund benefited from our continued bias in favor of the U.S. dollar (about 95% of the Fund was denominated in or hedged into dollars as of October 31), as the dollar strengthened vs. most major currencies in the period. The Fund's Latin American holdings also aided its return, buoyed by the region's improving macroeconomic backdrop.

   We made no material changes to the Fund in terms of basic strategy. We remained well-diversified by country, and maintained an emphasis on high-quality debt (the Fund's average credit rating was AA at the end of the period). However, we maintained a meaningful weighting in high-yield debt (about 10% of the Fund as of October 31), including U.S. and European high-yield corporate bonds as well as emerging-market government debt.

   In terms of regional emphasis, we remained biased in favor of the U.S., where we maintained a focus on corporate bonds. Recent underperformance notwithstanding, U.S. corporate bonds--including high-yield debt--have good longer-term prospects in our view. Barring an unforeseen recession, we believe that these bonds will benefit as credit spreads (the yield differentials between high-quality and lower-quality securities) begin to narrow from historically wide levels. Our U.S. exposure also included significant weightings in Treasuries and mortgage-backed securities.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

   We maintained a relatively small position in Europe, where we generally saw a less-hospitable interest-rate environment compared to the rate outlook in the U.S. That said, we continued to deem certain bonds to be attractive, including government issues (e.g., sovereign Danish and German bonds) as well as corporate securities, such as a euro-denominated telecommunications bond. Elsewhere in developed markets, we maintained noteworthy weightings in Japan and Canada.

   Our emerging-market exposure was largely via Latin America, based on our generally favorable outlook on the region's inflation and interest-rate picture. We also maintained exposure to South Africa and emerging Europe, where we had small positions in Turkish and Bulgarian sovereign debt at the end of the period.

   Looking ahead, we foresee a generally favorable backdrop for global bond markets, notwithstanding the potential for volatility in certain areas, such as the high-yield and emerging-market segments. We believe that interest rates and credit spreads in many markets are potentially near cyclical peaks. In addition, we see interesting investment opportunities developing with respect to foreign currencies. The dollar may be near a peak itself, vs. other major currencies, given the potential for more-moderate growth in the U.S. and other factors, such as pending tax reform in Europe (such reform in our view will increase demand for the euro). Set within this environment, we will continue to focus on bonds and currencies we deem to have the best prospects.


Charles C. Van Vleet
Portfolio Manager

   INTERNATIONAL  INVESTING  ENTAILS  SPECIAL  RISK  CONSIDERATIONS,   INCLUDING
CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN COMMON CLASS SHARES OF WARBURG PINCUS
         GLOBAL FIXED INCOME FUND SINCE INCEPTION AS OF OCTOBER 31, 2000

   The graph below illustrates the hypothetical investment of $10,000 in Common Class shares of Warburg Pincus Global Fixed Income Fund (the "Fund") from November 1, 1990 (inception) to October 31, 2000, compared to the Salomon Brothers World Government Bond Index (Currency-Hedged) ("Salomon"),1 the Lehman Brothers Aggregate Bond Index ("Lehman"),2 and a Composite Benchmark ("Composite")3 for the same time period. Past performance does not predict future results.[GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Average Total Returns for years ended 10/31/00

                 1 year        3 year       5 year     Since Inception(11/01/90)
                  4.37%         3.55%        5.51%              6.98%

                Fund         Salomon      Lehman            Composite
11/1/90      $10,000.00    $10,000.00   $10,000.00         $10,000.00
11/1/90       10,040.00     10,188.00    10,215.30          10,180.80
12/1/90       10,092.40     10,318.40    10,374.50          10,318.10
1/1/91        10,415.00     10,471.90    10,374.50          10,419.00
2/1/91        10,394.90     10,571.00    10,502.70          10,671.90
3/1/91         9,840.34     10,602.40    10,592.40          10,799.30
4/1/91         9,931.08     10,690.70    10,665.20          10,911.00
5/1/91         9,890.75     10,740.50    10,843.80          11,030.60
6/1/91         9,647.67     10,707.50    10,838.40          11,045.40
7/1/91         9,906.46     10,823.60    10,988.70          11,201.40
8/1/91        10,134.20     11,013.40    11,226.50          11,411.90
9/1/91        10,631.10     11,223.30    11,453.90          11,616.40
10/1/91       10,765.60     11,307.50    11,581.40          11,769.50
11/1/91       10,910.60     11,384.60    11,687.60          11,855.40
12/1/91       11,579.40     11,680.50    12,034.70          12,125.20
1/1/92        11,429.80     11,640.90    11,871.20          12,140.00
2/1/92        11,312.30     11,683.60    11,948.30          12,239.70
3/1/92        11,109.40     11,614.30    11,881.10          12,206.20
4/1/92        11,162.80     11,674.20    11,966.90          12,273.30
5/1/92        11,568.70     11,836.70    12,192.70          12,463.10
6/1/92        11,812.50     11,946.50    12,360.50          12,587.60
7/1/92        11,868.40     12,132.60    12,612.60          12,784.20
8/1/92        12,126.00     12,213.30    12,740.40          12,887.00
9/1/92        12,237.90     12,400.60    12,891.60          13,057.90
10/1/92       11,958.00     12,449.20    12,720.50          13,025.20
11/1/92       11,767.70     12,441.70    12,723.50          13,057.80
12/1/92       11,822.90     12,599.40    12,925.80          13,229.80
1/1/93        12,104.90     12,796.80    13,173.70          13,453.10
2/1/93        12,375.20     13,037.00    13,404.30          13,693.20
3/1/93        12,821.80     13,031.30    13,460.20          13,743.60
4/1/93        12,998.10     13,075.20    13,553.90          13,802.80
5/1/93        13,162.60     13,103.10    13,571.10          13,862.20
6/1/93        13,189.50     13,367.00    13,817.00          14,117.10
7/1/93        13,285.90     13,487.40    13,895.20          14,232.70
8/1/93        13,695.40     13,766.00    14,138.80          14,474.80
9/1/93        13,809.80     13,846.70    14,177.70          14,539.10
10/1/93       13,956.90     13,968.30    14,230.70          14,674.50
11/1/93       13,871.10     13,977.80    14,109.80          14,666.50
12/1/93       14,142.00     14,161.60    14,186.20          14,825.70
1/1/94        14,256.40     14,171.70    14,377.80          14,934.30
2/1/94        14,027.70     13,887.20    14,128.20          14,686.30
3/1/94        13,680.00     13,710.70    13,780.00          14,402.70
4/1/94        13,565.10     13,623.70    13,670.10          14,290.10
5/1/94        13,424.60     13,553.80    13,668.30          14,245.60
6/1/94        13,361.60     13,451.30    13,638.20          14,185.40
7/1/94        13,489.70     13,594.80    13,909.10          14,374.00
8/1/94        13,476.90     13,516.70    13,926.30          14,351.30
9/1/94        13,450.30     13,471.80    13,721.50          14,260.50
10/1/94       13,567.10     13,496.70    13,709.40          14,276.30
11/1/94       13,645.00     13,597.50    13,679.10          14,307.80
12/1/94       13,367.40     13,634.20    13,773.60          14,382.00
1/1/95        13,328.00     13,822.20    14,046.20          14,607.20
2/1/95        13,433.20     14,038.20    14,380.20          14,915.60
3/1/95        13,367.40     14,267.10    14,468.50          15,107.20
4/1/95        13,686.30     14,480.00    14,670.70          15,356.20
5/1/95        14,111.50     14,985.20    15,238.40          15,895.60
6/1/95        14,191.20     15,008.30    15,350.10          15,961.80
7/1/95        14,553.40     15,109.70    15,316.00          16,041.70
8/1/95        14,741.20     15,237.20    15,500.90          16,190.90
9/1/95        14,861.90     15,447.80    15,651.70          16,391.50
10/1/95       15,011.50     15,636.40    15,855.20          16,577.20
11/1/95       15,269.80     15,932.90    16,092.70          16,845.00
12/1/95       15,507.90     16,096.50    16,318.50          17,054.50
1/1/96        15,721.30     16,250.10    16,426.80          17,220.50
2/1/96        15,465.20     16,019.50    16,141.50          17,011.90
3/1/96        15,436.80     16,073.50    16,120.50          17,048.50
4/1/96        15,711.60     16,135.70    15,939.50          17,014.90
5/1/96        15,812.10     16,215.70    15,907.30          17,060.30
6/1/96        15,913.30     16,371.70    16,120.90          17,236.20
7/1/96        16,032.00     16,456.50    16,165.10          17,315.30
8/1/96        16,195.10     16,599.40    16,138.10          17,417.20
9/1/96        16,506.60     16,914.30    16,419.40          17,753.10
10/1/96       16,716.20     17,225.00    16,783.10          18,074.30
11/1/96       17,000.50     17,535.20    17,070.60          18,401.40
12/1/96       17,054.90     17,495.60    16,912.00          18,350.10
1/1/97        17,132.40     17,647.40    16,963.70          18,476.50
2/1/97        17,302.80     17,724.60    17,006.00          18,583.30
3/1/97        17,209.80     17,621.60    16,817.70          18,418.30
4/1/97        17,304.00     17,815.40    17,069.50          18,653.50
5/1/97        17,429.70     17,923.40    17,230.80          18,830.30
6/1/97        17,618.10     18,189.70    17,435.30          19,096.20
7/1/97        17,793.20     18,549.20    17,905.60          19,531.10
8/1/97        17,729.10     18,509.10    17,753.00          19,459.00
9/1/97        17,888.70     18,808.60    18,014.80          19,768.20
10/1/97       17,677.60     19,005.50    18,276.20          19,974.80
11/1/97       17,628.10     19,125.80    18,360.30          20,097.20
12/1/97       17,423.60     19,348.20    18,545.20          20,311.60
1/1/98        17,390.50     19,606.70    18,783.30          20,578.30
2/1/98        17,574.80     19,699.30    18,769.40          20,647.50
3/1/98        17,592.40     19,836.80    18,834.00          20,776.90
4/1/98        17,747.20     19,935.20    18,932.30          20,884.60
5/1/98        17,816.40     20,186.50    19,112.20          21,102.00
6/1/98        17,816.40     20,317.60    19,274.00          21,236.40
7/1/98        17,919.80     20,449.20    19,315.10          21,346.00
8/1/98        18,005.80     20,894.60    19,629.30          21,502.00
9/1/98        18,437.90     21,409.80    20,089.10          21,935.70
10/1/98       18,402.90     21,379.00    19,982.80          21,803.20
11/1/98       18,748.90     21,520.10    20,096.30          22,106.50
12/1/98       18,891.30     21,480.90    20,156.80          22,107.40
1/1/99        19,016.00     21,708.00    20,300.70          22,327.80
2/1/99        18,730.80     21,435.10    19,946.30          22,054.10
3/1/99        18,944.30     21,658.10    20,056.80          22,254.50
4/1/99        19,213.30     21,865.60    20,120.30          22,450.10
5/1/99        18,856.00     21,768.50    19,944.10          22,300.80
6/1/99        18,676.80     21,503.30    19,880.50          22,129.80
7/1/99        18,568.50     21,473.20    19,795.00          22,074.50
8/1/99        18,549.90     21,505.40    19,784.90          22,048.00
9/1/99        18,729.90     21,619.40    20,014.40          22,197.90
10/1/99       18,802.90     21,662.70    20,088.40          22,237.90
11/1/99       18,876.20     21,742.80    20,087.00          22,326.80
12/1/99       18,965.00     21,761.30    19,990.20          22,320.80
1/1/00        18,813.20     21,790.40    19,924.80          22,278.40
2/1/00        19,040.90     21,987.90    20,165.70          22,485.80
3/1/00        19,212.30     22,329.30    20,431.30          22,681.40
4/1/00        19,018.20     22,392.10    20,372.90          22,688.20
5/1/00        18,999.20     22,531.40    20,363.50          22,704.10
6/1/00        19,348.80     22,717.00    20,787.10          23,046.90
7/1/00        19,348.80     22,901.20    20,975.80          23,229.70
8/1/00        19,488.10     22,998.10    21,279.80          23,434.10
9/1/00        19,587.50     23,146.90    21,413.60          23,547.80
10/1/00       19,628.60     23,342.70    21,555.40          23,722.70
                                                                           FUND
                                                                          -----
1 Year Total Return (9/30/99 to 9/30/00) ...............................  4.57%
3 Year Average Annual Total Return (9/30/97 to 9/30/00) ................  3.07%
5 Year Average Annual Total Return (9/30/95 to 9/30/00) ................  5.68%
Average Annual Total Return Since Inception (11/01/90 to 9/30/00) ......  7.01%

----------
1 The Salomon Brothers World Government Bond Index (Currency-Hedged) is a market capitalization-weighted index designed to track major government debt markets and is currency-hedged into U.S. dollars.

2 The Lehman  Brothers  Aggregate Bond Index is composed of the Lehman  Brothers
  Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Aggregate Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors' Service.

3 The Composite Benchmark measures the weighted performance of three component indexes. The weights of the component indexes -- 50% Lehman Brothers Aggregate Bond Index, 35% Salomon Brothers World Government Bond Index Excluding the U.S. (Currency-Hedged), and 15% Merrill Lynch High Yield Master II Index -- correspond to the investment strategy of the fund's manager. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment-grade U.S. domestic bond market.

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
October 31, 2000
--------------------------------------------------------------------------------


                                                                     RATINGS1
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
AGENCY OBLIGATIONS (0.9%)
$177,336    Small Business Administration Guaranteed
             Development Participation Certificate
             Series 1992-10B Class 1                                 (Aaa, AAA)     04/01/02     7.450     $   177,723
 263,728    Small Business Administration Guaranteed
             Development Participation Certificate
             Series 1992-10C Class 1                                 (Aaa, AAA)     07/01/02     6.600         262,420
                                                                                                           -----------
TOTAL AGENCY OBLIGATIONS (Cost $441,064)                                                                       440,143
                                                                                                           -----------
MORTGAGE-BACKED SECURITIES (66.2%)
 2,779,356  Fannie Mae                                               (Aaa, AAA)     12/01/05     6.625       2,756,036
 1,937,140  Fannie Mae                                               (Aaa, AAA)     08/01/07     6.750       1,926,264
   621,067  Fannie Mae                                               (Aaa, AAA)     05/01/29     7.500         620,486
   606,842  Fannie Mae                                               (Aaa, AAA)     07/01/29     7.000         595,275
    25,003  Fannie Mae                                               (Aaa, AAA)     07/01/29     7.500          24,980
   514,912  Fannie Mae                                               (Aaa, AAA)     09/01/29     7.500         514,429
                                                                                                                  oooo
    64,376  Fannie Mae                                               (Aaa, AAA)     10/01/29     7.500          64,316
    24,404  Fannie Mae                                               (Aaa, AAA)     11/01/29     7.000          23,939
    28,210  Fannie Mae                                               (Aaa, AAA)     12/01/29     7.000          27,673
   709,920  Fannie Mae                                               (Aaa, AAA)     01/01/30     8.000         719,016
   925,576  Fannie Mae                                               (Aaa, AAA)     02/01/30     7.000         907,933
    26,392  Fannie Mae                                               (Aaa, AAA)     02/01/30     7.000          25,889
   409,260  Fannie Mae                                               (Aaa, AAA)     03/01/30     7.500         408,877
   431,679  Fannie Mae                                               (Aaa, AAA)     03/01/30     7.500         431,275
   530,404  Fannie Mae                                               (Aaa, AAA)     03/01/30     7.500         529,907
   523,568  Fannie Mae                                               (Aaa, AAA)     03/01/30     7.500         523,078
   380,765  Fannie Mae                                               (Aaa, AAA)     03/01/30     8.000         385,644
   432,113  Fannie Mae                                               (Aaa, AAA)     03/01/30     8.000         437,650
   105,239  Fannie Mae                                               (Aaa, AAA)     03/01/30     8.000         106,588
 2,000,000  Fannie Mae 1997-51 Class KB                              (Aaa, AAA)     03/20/08     7.000       1,977,680
 2,000,000  Fannie Mae Series 1993-196 Class J                       (Aaa, AAA)     10/25/08     5.500       1,906,170
 2,450,000  Fannie Mae Series 1993-50                                (Aaa, AAA)     09/25/20     5.000       2,335,254
 2,456,740  Fannie Mae Series 1998-15 Class PA                       (Aaa, AAA)     12/18/19     6.000       2,419,631
 2,000,000  Fannie Mae Series 1998-15 Class PI                       (Aaa, AAA)     02/18/21     5.750       1,916,600
 2,400,000  Fannie Mae Series 1998-M4 Class B                        (Aaa, AAA)     12/25/23     6.424       2,337,882
   690,000  Fannie Mae Series MTN
             (Callable 12/10/2002@$100.00)                           (Aaa, AAA)     12/10/07     6.560         674,886
 2,250,000  Federal Home Loan Bank                                   (Aaa, AAA)     03/06/03     5.720       2,216,311
 1,000,000  Federal Home Loan Bank                                   (Aaa, AAA)     09/02/03     5.575         978,232
 1,495,000  Freddie Mac                                              (Aaa, AAA)     07/15/03     5.750       1,470,383
 2,000,000  Freddie Mac Series 1490 Class CA                         (Aaa, AAA)     04/15/08     6.500       1,976,920
   512,372  Morgan Stanley Mortgage Trust
             Series 40 Class 8                                       (Aaa, AAA)     07/20/21     7.000         506,596
                                                                                                           -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $32,173,570)                                                         31,745,800
                                                                                                           -----------

                See Accompanying Notes to Financial Statements.

                                       12


WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000  RATINGS1
--------------------------------------------------------------------------------

                                                                     RATINGS1
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
UNITED STATES TREASURY OBLIGATIONS (26.5%)
$4,105,000  U.S. Treasury Notes                                      (Aaa, AAA)     02/15/10     6.500     $ 4,298,391
 8,100,000  U.S. Treasury Notes                                      (Aaa, AAA)     05/15/05     6.750       8,399,959
                                                                                                           -----------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $12,644,457)                                                 12,698,350
                                                                                                           -----------
    NUMBER
      OF
    SHARES
SHORT TERM INVESTMENTS (5.4%)
   274,454  Institutional Money Market Trust                                                                   274,454
 2,319,193  RBB Money Market Trust                                                                           2,319,193
                                                                                                           -----------
TOTAL SHORT TERM INVESTMENTS (Cost $2,593,647)                                                               2,593,647
                                                                                                           -----------
TOTAL INVESTMENTS AT VALUE (99.0%) (Cost $47,852,738 2)                                                     47,477,940

OTHER ASSETS IN EXCESS IF LIABILITIES (1.0%)                                                                   496,347
                                                                                                           -----------
NET ASSETS (100.0%)                                                                                        $47,974,287
                                                                                                           ===========
NET ASSET VALUE, offering and redemption price per Common
  Class share ($47,974,287 / 4,893,675 shares)                                                                   $9.80
                                                                                                                 =====
--------------------------------------------------------------------------------

1 Credit ratings given by Moody's Investors Service,  Inc. and Standard & Poor's
  Ratings Group are unaudited.

2 Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2000
--------------------------------------------------------------------------------


                                                                     RATINGS1
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
MUNICIPAL BONDS (97.6%)
NEW YORK (87.9%)
  $500,000  Long Island Power Authority NY, Electric Systems
             Revenue Bond, Series A (AMBAC Insured)                  (Aaa, AAA)     12/01/07     6.000     $   540,920
 1,300,000  Long Island Power Authority NY, Electric Systems
             Revenue Bond, Series A (AMBAC Insured)                  (Aaa, AAA)     12/01/09     5.500       1,370,187
 1,000,000  Long Island Power Authority NY, Electric Systems
             Revenue Bond (MBIA Insured)                             (Aaa, AAA)     04/01/04     5.000       1,016,240
 1,000,000  Metropolitan Transportation Authority, Commuter
             Facilities Revenue Bond, Series A                        (Baa1, A)     07/01/07     5.250       1,026,480
 1,750,000  Metropolitan Transportation Authority, Commuter
             Facilities Revenue Bond, Series D (MBIA Insured)        (Aaa, AAA)     07/01/05     6.000       1,862,175
 2,000,000   Metropolitan Transportation Authority, Commuter
             Facilities Revenue Bond, Series C (FGIC Insured)        (Aaa, AAA)     07/01/05     6.000       2,128,200
 1,000,000   Municipal Assistance Corp. for New York City
            Revenue Bond, Series H (Non-Callable)                     (Aa1, AA)     07/01/07     6.250       1,094,270
 2,000,000   Municipal Assistance Corp. for New York City
            Revenue Bond, Series L                                    (Aa1, AA)     07/01/04     6.000       2,104,220
 1,350,000   Nassau County New York, General Improvements
            General Obligation Bond, Series R (FGIC Insured)         (Aaa, AAA)     11/01/02     5.125       1,367,455
 3,000,000   New York City General Obligation Bond,
             Series A                                                  (A2, A)      08/01/06     7.000       3,340,350
 1,000,000  New York City General Obligation Bond,
             Series D                                                  (A2, A)      08/01/07     5.750       1,058,230
    60,000  New York City General Obligation Bond,
             Series L                                                 (A3, A-)     08/01/02     5.500          61,133
 1,000,000  New York City General Obligation Bond, Series B
             (MBIA Insured)                                          (Aaa, AAA)     08/01/09     4.900       1,010,560
 1,550,000  New York City Municipal Water Finance Authority &
             Sewer System Revenue Bond, Series A
             (Pre-Refunded 06/15/05 @ $101.00)                       (Aaa, AAA)     06/15/05     6.000       1,660,484
 1,160,000  New York City Transitional Finance Authority Revenue
             Bond, Series A (Callable 02/15/10 @$101.00)             (Aa2, AA+)     02/15/12     5.500       1,211,492
 2,000,000  New York City Transitional Finance Authority Revenue
             Bond, Series A (Callable 08/15/09 @ $101.00)             (Aa2, AA)     08/15/18     5.750       2,063,080
 1,000,000  New York State Dormitory Authority, City University
             Systems Revenue Bond
             (Callable 07/01/08 @ $102.00) (FGIC Insured)            (Aaa, AAA)     07/01/12     5.250       1,021,210
 1,000,000  New York State Dormitory Authority, State University
             Educational Facilities Revenue Bond, Series A
             (MBIA Insured)                                          (Aaa, AAA)     05/15/15     5.250       1,015,240
 3,000,000  New York State Dormitory Authority, Consolidated
             City University Systems Revenue Bond, Series A          (Baa1, A-)     07/01/05     5.700       3,131,700

                See Accompanying Notes to Financial Statements.

                                        14

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                                     RATINGS1
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
MUNICIPAL BONDS (CONT'D)
$2,000,000  New York State Dormitory Authority, State University
             Educational Facilities Revenue Bond                       (A2, A)      05/15/07      6.00     $ 2,138,980
 1,000,000  New York State Dormitory Authority, Sloan Kettering
             Memorial Cancer Center Revenue Bond
             (MBIA Insured)                                          (Aaa, AAA)     07/01/19      5.750      1,043,150
 1,000,000  New York State Dormitory Authority, State University
             Education Facilities Revenue Bond, Series A               (A3, A)      05/15/02     5.400       1,013,770
 2,495,000  New York State Dormitory Authority, State University
            Facilities Revenue Bond, Series A (AMBAC Insured)        (Aaa, AAA)     07/01/06       5.750    2,646,621
 1,000,000  New York State Dormitory Authority, Upstate
             Community Colleges Revenue Bond, Series A             (Baa1, BBB+)     07/01/02     5.300       1,012,760
   200,000  New York State General Obligation Bond, Series C           (A2, A+)     10/01/03     6.000         208,534
 1,000,000  New York State General Obligation Bond, Series F           (A2, A+)     09/15/06     5.000       1,022,890
 1,255,000  New York State General Obligation Bond, Series F
             (Callable 09/15/08 @ $101.00)                             (A2, A+)     09/15/11     5.250       1,285,999
 1,000,000  New York State Housing Financial Agency Revenue
             Bond, Series A
             (Pre-Refunded 09/15/05 @ $102.00)                        (Aaa, A-)     09/15/05     6.500       1,103,970
 1,000,000  New York State Local Government Assistance Corp.
             Revenue Bond, Series A                                   (A3, AA-)     04/01/05     5.400       1,036,010
   600,000  New York State Local Government Assistance Corp.
             Revenue Bond, Series A                                   (A3, AA-)     04/01/06     6.000         640,692
 1,125,000  New York State Local Government Assistance Corp.
             Revenue Bond, Series A (AMBAC Insured)                  (Aaa, AAA)     04/01/06     6.000       1,203,525
 1,000,000  New York State Local Government Assistance Corp.
             Revenue Bond, Series A                                   (A3, AA-)     04/01/07     6.000       1,075,200
 1,025,000  New York State Mortgage Agency, Homeowner
             Mortgage Revenue Bond
             (Callable 11/23/09 @ $101.00)                            (Aa2, NR)     10/01/15     5.900       1,068,081
 2,000,000  New York State Thruway Authority, General
             Revenue Bond, Series E
             (Callable 01/01/08 @ $101.00)                           (Aa3, AA-)     01/01/15     5.250       2,005,620
 1,375,000  New York State Thruway Authority Service Contract,
             Local Highway & Bridge Revenue Bond
             (AMBAC Insured)                                        (Baa1, AAA)     04/01/09     5.500       1,448,686
 2,000,000  New York State Thruway Authority Service Contract,
             Local Highway & Bridge Revenue Bond
            (Callable 04/01/09 @ $101.00)(MBIA Insured)              (Aaa, AAA)     04/01/14     5.750       2,108,020
 3,000,000  New York State Thruway Authority Service Contract,
             Local Highway & Bridges Revenue Bond,
             Series A (MBIA Insured)                                 (Aaa, AAA)     01/01/04     6.000       3,137,310
 1,000,000  New York State Urban Development Corp.,
             Correctional Facilities Service Contract Revenue
             Bond, Series C (Callable 01/01/09 @ $101.00)
             (AMBAC Insured)                                         (Aaa, AAA)     01/01/13     6.000       1,075,730

                 See Accompanying Notes to Financial Statements.

                                       15


WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                                     RATINGS1
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
MUNICIPAL BONDS (CONT'D)
$1,000,000  New York State Urban Development Corp.,
             Correctional Capital Revenue Bond, Series A
             (AMBAC Insured)                                         (Aaa, AAA)     01/01/06     5.400     $ 1,040,040
 1,215,000  Orange County New York General Obligation Bond
             (Callable 07/15/08 @ $101.00 )                           (Aa1, NR)     07/15/20     5.000       1,135,442
 3,000,000  Port Authority of New York & New Jersey Revenue
             Bond, Series MSF (Callable 10/01/02 @ $101.00)           (A1, AA-)     10/01/27     7.350       3,157,470
 1,000,000  Rockland County New York General Obligation Bond
             (Callable 10/15/09 @ $101.00)                            (Aa3, AA)     10/15/14     5.500       1,029,310
 2,000,000  Suffolk County New York Tax Anticipation Notes          (MIG1, SP-1+)   09/10/01     4.750       2,007,120
 1,000,000  Triborough Bridge & Tunnel Authority General
             Purpose Revenue Bond, Series A                           (Aa3, A+)     01/01/07     5.500       1,048,290
 1,000,000  Triborough Bridge & Tunnel Authority General
             Purpose Revenue Bond, Series Y                           (Aa3, A+)     01/01/06     5.800       1,057,800
 1,050,000  Westchester County New York General Obligation
             Bond (Callable 11/01/09 @ $101.00)                      (Aaa, AAA)     11/01/18     5.250       1,027,289
                                                                                                           -----------
TOTAL NEW YORK (Cost $64,745,094)                                                                           65,861,935
                                                                                                           -----------
PUERTO RICO (9.7%)
 1,000,000  Puerto Rico Commonwealth Aqueduct & Sewer
             Authority Revenue Bond (MBIA Insured)                   (Aaa, AAA)     07/01/07     6.000       1,097,490
 1,000,000  Puerto Rico Commonwealth General Obligation
             Bond (MBIA Insured)                                     (Aaa, AAA)     07/01/01     5.500       1,010,940
 1,000,000  Puerto Rico Commonwealth Highway &
             Transportation Authority Revenue Bond, Series X
             (MBIA Insured)                                          (Aaa, AAA)     07/01/15     5.500       1,060,010
 2,000,000  Puerto Rico Commonwealth Infrastructure
             Financing Revenue Bond, Series A (Callable
             01/01/2008 @ $101.00)(AMBAC Insured)                    (Aaa, AAA)     07/01/11     5.000       2,048,620
 1,000,000  Puerto Rico Electric Power Authority Revenue Bond,
             Series EE (Callable 07/01/08 @ $101.50)
             (MBIA Insured)                                          (Aaa, AAA)     07/01/16     5.250       1,005,200
 1,000,000  Puerto Rico Electric Power Authority Revenue Bond,
             Series FF (Callable 07/01/09 @ $101.50)
             (MBIA Insured)                                          (Aaa, AAA)     07/01/10     5.250       1,055,770
                                                                                                           -----------
TOTAL PUERTO RICO (Cost $7,102,730)                                                                          7,278,030
                                                                                                           -----------
TOTAL MUNICIPAL BONDS (Cost $71,847,824)                                                                    73,139,965
                                                                                                           -----------

                See Accompanying Notes to Financial Statements.

                                       16


WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------
                                                                                                              VALUE
                                                                                                              -----
TOTAL INVESTMENTS AT VALUE (97.6%) (Cost $71,847,824 2)                                                     $73,139,965

OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%)                                                                 1,807,766
                                                                                                           -----------
NET ASSETS (100.0%)                                                                                        $74,947,731
                                                                                                           ===========
NET ASSET VALUE, offering and redemption price per Common
  Class share ($74,947,731 / 7,316,439 shares)                                                                  $10.24
                                                                                                                ======
                            INVESTMENT ABBREVIATIONS
             AMBAC = American Municipal Bond Assurance Corporation
              MBIA = Municipal Bond Investors Assurance, Inc.
                NR = Not Rated
--------------------------------------------------------------------------------

1 Credit ratings given by Moody's Investors  Service, Inc. and Standard & Poor's
  Ratings Group are unaudited.
2 Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2000
--------------------------------------------------------------------------------


                                                                     RATINGS1
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
CORPORATE/FOREIGN BONDS (39.0%)
$2,765,000  Abitibi-Consolidated, Inc.                             (Baa3, BBB-)     08/01/05     8.300    $  2,787,261
 2,000,000  ABN-AMRO Bank NV New York Branch Subordinate
             Deposit Notes (Callable 08/01/04 @ $100.00)             (Aa2, AA-)     08/01/09     8.250       2,060,148
 1,700,000  Adelphia Communications Corp.                             (B2, B+)      11/15/09     9.375       1,462,000
    40,000   AFC Enterprises, Inc. (Callable 05/15/02 @ $105.12)      (B2, B)       05/15/07    10.250          38,400
 1,900,000  Allied Waste North America, Inc., Series B
             (Callable 08/01/04 @ $105.00)                           (B2, B+)       08/01/09    10.000       1,634,000
   800,000  Amerada Hess Corp.                                     (Baa1, BBB+)     10/01/29     7.875         804,000
   950,000  American General Corp.                                  (A2, AA-)       08/11/10     7.500         950,778
 1,500,000  Anadarko Petroleum Corp.                               (Baa1, BBB+)     10/15/26     7.500       1,428,342
   415,000  Argosy Gaming Co.                                       (B2, B)         06/01/09    10.750         435,750
   500,000  Associates Corp. NA                                     (A1, A+)        11/01/18     6.950         462,748
   920,000  AT&T Corp.                                              (A2, A)         03/15/29     6.500         724,522
 4,450,000  Bank of America Corp.                                   (Aa3, A)        02/15/10     7.800       4,526,998
   105,000  Brand Scaffold Services, Inc.                           (B3, B-)        02/15/08    10.250          95,025
   700,000  British Sky Broadcasting Group PLC                      (Ba1, BB+)      10/15/06     7.300         634,602
   750,000  Centurytel, Inc.                                       (Baa2, BBB+)     10/15/10     8.375         751,093
   900,000  Chase Manhattan Corp.                                     (A1, A)       06/15/10     7.875         917,694
   950,000  Cilcorp, Inc.                                           (Baa2, BB+)     10/15/29     9.375       1,018,403
 1,050,000  Citicorp Subordinate Notes, Series F                      (A1, A+)      11/15/08     6.375         987,825
 3,100,000  Citigroup, Inc.                                          (Aa3, A+)      10/01/10     7.250       3,080,656
 4,580,000  Conseco, Inc.                                            (B1, BB-)      10/15/06     9.000       2,885,400
 1,750,000  Countrywide Home Loan Co.                                  (A3, A)      04/15/09     6.250       1,575,950
   550,000  Cox Communications, Inc.                                (Baa2, BBB)     08/15/09     7.875         554,982
   585,000  CSC Holdings, Inc.                                      (Ba1, BB+)      07/15/08     7.250         543,750
    70,000  CSC Holdings, Inc.                                      (Ba1, BB+)      07/15/09     8.125          68,238
   700,000  CSX Corp.                                               (Baa2, BBB)     05/01/27     7.950         677,893
    65,000  Dayton Superior Corp.                                     (B3, B-)      06/15/09    13.000          61,913
 3,660,000  Dime Bancorp, Inc.                                      (Ba1, BBB-)     07/25/01     7.000       3,646,722
 1,550,000  Duke Energy Field Services                              (Baa2, BBB)     08/16/05     7.500       1,565,522
   800,000  Enron Corp.                                             (Baa1, BBB+     06/15/03     7.875         815,494
 1,600,000  Finova Capital Corp.                                      (B3, BB)      09/21/09     7.625         912,048
 1,650,000  Ford Motor Credit Co.                                      (A2, A)      07/16/31     7.450       1,525,159
 2,260,000  Ford Motor Credit Co.                                      (A2, A)      06/15/10     7.875       2,282,803
 1,600,000  GE Global Insurance Holding Corp.                         (AA1, AA)     06/15/10     7.500       1,616,861
 1,725,000  General Motors Corp.                                       (A2, A)      05/01/28     6.750       1,503,353
 1,675,000  Global Crossing Holdings, Ltd.                            (Ba2, BB)     11/15/09     9.500       1,608,000
 3,115,000  Golden State Escrow Corp.
             (Callable @ Make Whole)                                  (Ba1, BB+)    08/01/03     7.000       2,984,843
   300,000  Goldman Sachs Group, Inc.                                 (A1, A+)      01/28/10     7.800         303,403
    35,000  Gothic Production Corp., Series B                         (3, CCC)      05/01/05    11.125          36,925
   480,000  Government of Bulgaria Series A Collateralized            (B2, NR)      07/28/24     7.750         360,600
   110,000  HCA - The Healthcare Company                             (Ba2, BB+)     09/01/10     8.750         111,170
 2,980,000  HMH Properties, Inc.2                                     (Ba3, NR)     05/15/05     9.500       2,920,400
    35,000  Hollinger International Publishing, Inc.                  (Ba2, BB)     03/15/05     8.625          35,175

                 See Accompanying Notes to Financial Statements.

                                       18

WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2000
--------------------------------------------------------------------------------

                                                                     RATINGS1
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
CORPORATE/FOREIGN BONDS (CONT'D)
$2,940,000  John Hancock Global Funding II                           (Aa2, AA+)     07/02/10     7.900    $  3,014,864
 1,205,000  K-Mart Corp.                                            (Baa3, BB+)     12/01/04     8.375       1,044,055
   850,000  Koninklijke Kpn NV, Series 144A                           (A3, A-)      10/01/30     8.375         834,275
 1,500,000  Kroger Co.                                                (A1, A+)      12/15/18     6.800       1,292,080
 2,250,000  Lehman Brothers Holdings, Inc.                            (A2, A)       06/15/07     8.250       2,299,527
 3,000,000  Level 3 Communications, Inc. Senior Notes                 (B3, B)       05/01/08     9.125       2,437,500
 2,230,000  Lockheed Martin Corp.                                  (Baa3, BBB-)     12/01/05     7.950       2,293,807
 2,300,000  Lockheed Martin Corp.                                  (Baa3, BBB-)     12/01/29     8.500       2,467,999
   750,000  Long Island Savings Bank, Inc.                         (Baa3, BBB)      06/13/02     7.000         749,067
 1,370,000  Magnum Hunter Resources, Inc.                             (B2, B)       06/01/07    10.000       1,349,450
   780,000  MGM Grand, Inc.                                         (Ba2, BB+)      06/01/07     9.750         813,150
 1,100,000  MGM Mirage, Inc. (Callable at Make Whole +25BP)        (Baa3, BBB-)     09/15/10     8.500       1,081,525
 2,200,000  Morgan Stanley Dean Witter & Co.                        (Aa3, AA-)      06/15/05     7.750       2,247,755
    40,000  Nextlink Communications, Inc.                             (B2, B)       11/15/08    10.750          35,200
   415,000  Nextlink Communications, Inc.                             (B2, B)       06/01/09    10.750         366,237
 1,000,000  Nextlink Communications, Inc.                             (B2, B)       12/01/09    10.500         870,000
 1,610,000  Nextlink Communications, Inc.                             (B2, B)       12/01/09    12.125         784,875
   700,000  Norfolk Southern Corp.                                  (Baa1, BBB)     05/15/27     7.800         681,953
 1,400,000  NTL Communications Corp. Class B2                         (B2, B)       10/01/08    11.500       1,288,000
    65,000  Nuevo Energy Co., Series 144A                             (B1, B+)      10/01/10     9.375          65,000
    80,000  Owens-Illinois, Inc.                                     (Ba1, BB)      05/15/08     7.350          54,800
   800,000  Pacific Gas & Electric Co.                                (A2, A)       11/01/05     7.375         799,233
 1,015,000  Park Place Entertainment Corp.                           (Ba2, BB+)     12/15/05     7.875         979,475
    25,000  Parker Drilling Co., Series D                             (B1, B+)      11/15/06     9.750          24,625
   550,000  Petroleum Geo-Services                                  (Baa3, BBB)     07/15/29     8.150         535,876
   500,000  Phillips Petroleum Co.                                  (Baa2, BBB)     05/25/05     8.500         527,974
   700,000  Phillips Petroleum Co.                                  (Baa2, BBB)     05/25/10     8.750         765,924
 2,000,000  Potomac Electric Power Co.
             (Callable 05/15/02 @ $103.21)                            (A1, A)       05/15/27     8.500       2,039,762
    70,000  PSINet, Inc.                                              (B3, B-)      02/15/05    10.000          33,775
   800,000  Raytheon Co.                                           (Baa2, BBB-)     08/15/27     7.200         734,954
 1,605,600  Republic of Argentina Debentures                        (B1, BB-)       03/31/05     7.625       1,406,907
   660,000  Republic of Argentina Global Notes                      (B1, BB-)       12/04/05    11.000         594,000
   870,000  Republic of Argentina                                   (B1, BB-)       03/31/23     6.000         572,569
   750,000  Republic of Brazil, Series 30Yr                         (B1, B+)        04/15/01     7.375         576,094
 1,970,256  Republic of Brazil                                      (B1, B+)        04/15/14     8.000       1,467,841
 1,550,000  Republic of Bulgaria, FLIRB, Series A                   (B2, B+)        07/28/12     2.750       1,101,469
 1,450,000  Republic of Poland Collateralized Par Bonds            (Baa1, BBB+)     10/27/24     3.500         913,500
   420,000  Republic of Poland                                     (Baa1, BBB+)     04/27/01     4.000         286,913
 3,400,000  Riggs Capital Trust II Preferred Securities, Series C
             (Callable 03/15/07 @ $104.44)                         (Ba2, B+)44)     03/15/27     8.875       2,505,984
 3,980,000  Russian Federation                                       (B3, B-)       03/31/30     2.500       1,492,500
    45,000  Ryland Group                                             (Ba2, BB)      09/01/10     9.750          43,425
 2,365,000  Safeway, Inc. (Callable @ Make Whole + 12.5BP)          (Baa2, BBB)     09/15/04     7.250       2,355,838
 2,775,000  Saks, Inc.                                              (Baa3, BB+)     07/15/04     7.000       1,873,125

                 See Accompanying Notes to Financial Statements.

                                       19


WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                                     RATINGS1
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
CORPORATE/FOREIGN BONDS (CONT'D)
$   30,000  Salem Communications Corp., Series B                     (B3, B-)       10/01/07     9.500    $     28,800
    85,000  Scotts Co.                                               (B2, B+)       01/15/09     8.625          81,175
 1,750,000  Sprint Capital Corp.                                   (Baa1, BBB+)     11/15/28     6.875       1,444,581
   300,000  Target Corp.                                             (A2, A)        08/15/10     7.500         298,804
 1,950,000  Telefonica Europe                                         (A2, A+)      09/15/05     7.350       1,957,827
 1,850,000  Telefonica Europe                                         (A2, A+)      09/15/10     7.750       1,861,685
   900,000  Telefonica Europe                                         (A2, A+)      09/15/30     8.250         927,444
 3,195,000  Time Warner, Inc.                                       (Baa3, BBB)     05/15/29     6.625       2,757,295
   900,000  Tyco International Group SA                              (Baa1, A-)     01/15/29     6.875         789,524
 1,650,000  U.S. West Capital Funding, Inc.                         (Baa1, BBB+)    08/15/01     6.875       1,649,050
   550,000  Viacom, Inc.                                            (Baa1, BBB+)    07/30/10     7.700         561,255
   700,000  Viacom, Inc.                                            (Baa1, BBB+)    07/30/30     7.875         707,524
   750,000  Visteon Corp.                                            (Baa2, BBB)    08/01/10     8.250         743,406
   700,000  Voicestream Wireless Corp.
             (Callable 11/15/04 @ $105.19), Series 144A               (B2, B-)      11/15/09    10.375         752,500
 1,250,000  Voicestream Wireless Corp.                                (B2, B-)      11/15/09                   909,375
 2,075,000  Wal Mart Stores, Inc.                                    (Aa2, AA)      02/15/30     7.550       2,160,212
   700,000  Worldcom, Inc.                                            (A3, A-)      08/15/28     6.950         618,156
 1,180,000  Worldcom, Inc.                                            (A3, A-)      05/15/06     8.000       1,210,968
                                                                                                          ------------
TOTAL CORPORATE/FOREIGN BONDS (Cost $123,912,606)                                                         $120,559,312
                                                                                                          ------------
ASSET/MORTGAGE BACKED SECURITIES (55.3%)
 4,660,000  California Infrastructure, PG&E-1, Series 1997-1,
             Class A7 (Callable 09/25/06 @ $100.00)                  (Aaa, AAA)     09/25/08     6.420       4,566,427
 2,500,000  Commonwealth Edison Co.                                  (Baa1, A-)     02/01/22     8.625       2,546,230
 5,650,000  Commonwealth Edison Transitional Funding Trust,
             Series 1998-1, Class A6                                 (Aaa, AAA)     06/25/09     5.630       5,316,791
   171,127  Donaldson, Lufkin, & Jenrette, Inc. Acceptance Trust,
             Series 1989-1, Class F                                  (Aaa, AAA)     03/31/00    11.000         185,523
 9,800,000  Fannie Mae                                               (Aaa, AAA)     07/01/15     7.000       9,751,000
12,248,000  Fannie Mae                                               (Aaa, AAA)     02/18/21     5.750      11,737,258
 4,733,952  Fannie Mae                                               (Aaa, AAA)     03/01/28     8.000       4,794,606
   835,504  Fannie Mae                                               (Aaa, AAA)     05/01/29     7.500         834,721
    60,867  Fannie Mae                                               (Aaa, AAA)     07/01/29     7.500          60,810
    32,461  Fannie Mae                                               (Aaa, AAA)     08/01/29     7.500          32,431
   570,026  Fannie Mae                                               (Aaa, AAA)     08/01/29     7.500         569,492
    75,791  Fannie Mae                                               (Aaa, AAA)     08/01/29     7.500          75,721
   648,928  Fannie Mae                                               (Aaa, AAA)     08/01/29     7.500         648,320
    24,308  Fannie Mae                                               (Aaa, AAA)     08/01/29     7.500          24,285
   316,774  Fannie Mae                                               (Aaa, AAA)     09/01/29     7.000         310,736
    25,907  Fannie Mae                                               (Aaa, AAA)     09/01/29     7.500          25,883
    35,805  Fannie Mae                                               (Aaa, AAA)     09/01/29     7.500          35,772
   107,484  Fannie Mae                                               (Aaa, AAA)     09/01/29     7.500         107,383
   542,182  Fannie Mae                                               (Aaa, AAA)     10/01/29     7.500         541,674
   514,742  Fannie Mae                                               (Aaa, AAA)     10/01/29     7.500         514,260
                 See Accompanying Notes to Financial Statements.

                                       20


WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                                     RATINGS1
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
ASSET/MORTGAGE BACKED SECURITIES (CONT'D)
$   79,945  Fannie Mae                                              (Aaa, AAA)      10/01/29     7.500    $     79,871
    36,943  Fannie Mae                                              (Aaa, AAA)      10/01/29     7.500          36,909
    40,989  Fannie Mae                                              (Aaa, AAA)      10/01/29     7.500          40,951
    39,001  Fannie Mae                                              (Aaa, AAA)      10/01/29     7.500          38,965
   653,231  Fannie Mae                                              (Aaa, AAA)      10/01/29     7.000         640,779
   199,479  Fannie Mae                                              (Aaa, AAA)      10/01/29     8.000         202,036
    24,410  Fannie Mae                                              (Aaa, AAA)      10/01/29     7.500          24,387
   656,982  Fannie Mae                                              (Aaa, AAA)      11/01/29     7.500         656,367
    40,313  Fannie Mae                                              (Aaa, AAA)      11/01/29     7.500          40,276
   335,987  Fannie Mae                                              (Aaa, AAA)      11/01/29     7.500         335,673
    98,564  Fannie Mae                                              (Aaa, AAA)      11/01/29     7.500          98,472
    54,689  Fannie Mae                                              (Aaa, AAA)      12/01/29     7.000          53,647
 1,082,021  Fannie Mae                                              (Aaa, AAA)      12/01/29     7.000       1,061,396
    45,737  Fannie Mae                                              (Aaa, AAA)      12/01/29     7.500          45,695
   382,022  Fannie Mae                                              (Aaa, AAA)      12/01/29     7.500         381,664
   144,546  Fannie Mae                                              (Aaa, AAA)      12/01/29     7.000         141,791
   560,232  Fannie Mae                                              (Aaa, AAA)      12/01/29     7.000         549,553
   571,458  Fannie Mae                                              (Aaa, AAA)      12/01/29     7.500         570,923
   190,654  Fannie Mae                                              (Aaa, AAA)      12/01/29     7.500         190,475
   848,308  Fannie Mae                                              (Aaa, AAA)      01/01/30     7.000         832,137
    51,688  Fannie Mae                                              (Aaa, AAA)      01/01/30     7.000          50,703
   584,417  Fannie Mae                                              (Aaa, AAA)      01/01/30     7.500         583,870
    40,224  Fannie Mae                                              (Aaa, AAA)      01/01/30     7.000          39,458
   649,996  Fannie Mae                                              (Aaa, AAA)      01/01/30     8.000         658,325
    78,041  Fannie Mae                                              (Aaa, AAA)      01/01/30     7.500          77,968
 7,435,000  Fannie Mae                                              (Aaa, AAA)      01/15/30     7.125       7,757,471
   326,291  Fannie Mae                                              (Aaa, AAA)      02/01/30     7.000         320,072
    47,147  Fannie Mae                                              (Aaa, AAA)      02/01/30     7.500          47,103
    99,836  Fannie Mae                                              (Aaa, AAA)      02/01/30     7.500          99,743
    34,484  Fannie Mae                                              (Aaa, AAA)      02/01/30     7.500          34,453
 1,227,127  Fannie Mae                                              (Aaa, AAA)      02/01/30     7.000       1,203,735
    24,852  Fannie Mae                                              (Aaa, AAA)      02/01/30     7.000          24,379
   215,362  Fannie Mae                                              (Aaa, AAA)      02/01/30     8.000         218,122
 1,036,972  Fannie Mae                                              (Aaa, AAA)      02/01/30     7.000       1,017,205
   685,753  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500         685,111
   919,336  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.000         901,811
   686,194  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500         685,551
 1,294,645  Fannie Mae                                              (Aaa, AAA)      03/01/30     8.000       1,311,233
   843,284  Fannie Mae                                              (Aaa, AAA)      03/01/30     8.000         854,089
   340,293  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.000         333,807
   916,395  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500         915,536
   163,912  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500         163,759
   777,387  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500         776,659
    76,769  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500          76,698
   417,464  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.000         409,507

                 See Accompanying Notes to Financial Statements.

                                       21


WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                                     RATINGS1
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
ASSET/MORTGAGE BACKED SECURITIES (CONT'D)
$  446,690  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.000    $    438,176
    63,214  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500          63,155
   665,872  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500         665,248
 1,472,134  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.000       1,444,072
   634,563  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.000         622,467
    69,158  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500          69,093
   172,081  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500         171,920
   490,327  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.000         480,981
   723,120  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.000         709,336
   271,120  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.000         265,952
   825,744  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500         824,970
   993,898  Fannie Mae                                              (Aaa, AAA)      03/01/30     7.500         992,967
   563,176  Fannie Mae                                              (Aaa, AAA)      03/01/30     8.000         570,392
   915,751  Fannie Mae                                              (Aaa, AAA)      03/01/30     8.000         927,484
   565,083  Fannie Mae                                              (Aaa, AAA)      03/01/30     8.000         572,324
 9,600,000  Fannie Mae                                              (Aaa, AAA)      06/01/30     7.000       9,411,000
28,800,000  Fannie Mae                                              (Aaa, AAA)      06/01/30     8.000      29,151,000
 3,038,000  Fannie Mae, Series 1993-196,
             Class J                                                (Aaa, AAA)      10/25/08     5.500       2,895,472
4,920,000   Fannie Mae, Series 1997-51,
             Class KB
             Guaranteed REMIC TR                                    (Aaa, AAA)      03/20/08     7.000       4,865,093
11,000,000  Fannie Mae, Series 1997-79,
             Class KB                                               (Aaa, AAA)      07/18/26     6.000      10,030,350
4,700,000   Fannie Mae, Series 1998-M4,
             Class B                                                (Aaa, AAA)      12/25/23     6.424       4,578,352
  36,990    Federal Home Loan Mortgage
             Corp. PC                                               (Aaa, AAA)      10/08/99     8.750          37,442
14,750,000  Ginnie Mae                                              (Aaa, AAA)      07/01/30     7.500      14,805,312
 800,000    Korea Asset Funding, Ltd.,
             Series 2000-1A, Class 1                                (Baa2, NR)      02/10/09     8.891         794,000
1,653,214   LB Commercial Conduit
             Mortgage Trust Class 99-C2 A1                           (Aaa, NR)      07/15/08     7.105       1,666,612
1,000,000   MBNA Master Credit Card Trust,
             Series 99-J, Class A                                   (Aaa, AAA)      02/15/12     7.000       1,004,350
3,300,000   Merrill Lynch Mortgage
             Investors, Inc.,
             Series 1999-C1, Class A2                                (NR, AAA)      09/15/09      7.56       3,390,222
2,664,335   Morgan Stanley Mortgage Trust,
             Series 40, Class 8                                      (NR, AAA)      07/20/21     7.000       2,634,300
4,000,000   Nomura Asset Securities Corp.,
             Series 1993-1, Class B1                                  (NR, A)       12/15/01     6.680       3,966,050
 788,853    Nomura Asset Securities Corp.,
             Series 1994-4B, Class 4A                               (Aaa, AAA)      09/25/24     8.300         795,760
 632,479    Residential Funding Mortgage
             Securities I, Series 96 - S2,
             Class A1                                               (NR, AAA)       01/25/11     6.750         628,527
2,500,000   Shurgard Pass-Through
             CTFS Trust (Nomura Asset
             Securities Corp.), Series 1,
             Class 1                                                (NR, NR)        11/15/00     8.240       2,501,943
 994,096    Small Business Administration
             Guaranteed-Development
             Participation Certificate
             Debenture Series 1992-20D
             (Callable 10/01/02 @ $100.00)                         (Aaa, AAA)       12/22/03     8.200       1,023,341
                                                                                                          ------------

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $173,520,587)                                                 170,945,321
                                                                                                          ------------
                See Accompanying Notes to Financial Statements.

                                       22


WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                                     RATINGS1
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
UNITED STATES TREASURY OBLIGATIONS (1.7%)
$3,700,000  U.S Treasury Notes                                      (Aaa, AAA)      11/15/03     4.250    $  3,533,752
 1,100,000  U.S. Treasury Notes                                     (Aaa, AAA)      09/30/02     6.000       1,101,503
   100,000  U.S. Treasury Notes                                     (Aaa, AAA)      11/15/04     5.875         100,068
   450,000  U.S. Treasury Notes                                     (Aaa, AAA)      05/15/05     6.750         466,664
                                                                                                          ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,203,421)                                                   5,201,987
                                                                                                          ------------
  NUMBER
    OF
  SHARES
 -------
PREFERRED STOCKS (3.2%)
    36,800  Banco Totta & Acores Financial Corp., Series A
             (Callable 10/11/06 @ $25.00)                                                        8.875         837,200
    72,000  Equity Residential Properties Trust, Series D REIT
             (Callable 07/15/07 @ $25.00)                                                        8.600       1,647,000
    65,050  Natexis Bank, Series A
             (Callable 06/30/08 @ $100.00)                                                       8.440       6,214,308
    27,250  Prologis Trust, Series C REIT
             (Callable 11/13/26 @ $50.00)                                                        8.540       1,181,119
                                                                                                          ------------
TOTAL PREFERRED STOCKS (Cost $10,573,126)                                                                    9,879,627
                                                                                                          ------------
SHORT TERM INVESTMENTS (16.1%)
34,850,559 Institutional Money Market Trust                                                                 34,850,559
14,967,214 RBB Money Market Portfolio                                                                       14,967,214
                                                                                                          ------------
TOTAL SHORT TERM INVESTMENTS (Cost $49,817,773)                                                             49,817,773
                                                                                                          ------------
WARRANTS (0.0%)
      65   Dayton Superior (strike price $0.01 for 0.69 shares
            per warrant, expiration date 6/15/09) (Cost $1,300)                                                  1,300
                                                                                                          ------------
TOTAL INVESTMENTS ATVALUE (115.3%) (Cost $363,028,8133)                                                    356,405,320

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.3%)                                                             (47,413,741)
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $308,991,579
                                                                                                          ============
NET ASSET VALUE, offering and redemption price per Common
  Class share ($302,187,709 / 30,885,076 shares)                                                                 $9.78
                                                                                                                 =====
NET ASSET VALUE, offering and redemption price per Advisor
  Class share ($6,803,870 / 695,665 shares)                                                                      $9.78
                                                                                                                 =====

                            INVESTMENT ABBREVIATIONS
                 NR = Not Rated
              REMIC = Real Estate Mortgage Investment Conduit
               CTFS = Certificates
               REIT = Real Estate Investment Trust
--------------------------------------------------------------------------------

1 Credit ratings given by Moody's Investors Service,  Inc. and Standard & Poor's
  Ratings Group are unaudited.
2 Illiquid security.
3 Cost for federal income tax purposes is $363,048,276.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2000
--------------------------------------------------------------------------------

                                                                     RATINGS2
   PAR                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
ARGENTINA (3.2%)
   692,000  (A) Banco Hipotecario SA
            (Putable 12/03/01 @ $100.00)                             (B1, NR)       12/03/08    13.000    $    683,350
   740,000  (A) Republic of Argentina, Series XW                     (B1, BB)       12/04/05    11.000         666,000
 1,000,800  (A) Republic of Argentina,                               (B1, BB)       03/31/05     7.375         876,951
   300,000  (A) Republic of Argentina, Series L-GP                  (B1, BB-)       03/31/23     6.000         197,438
 1,484,000  (A) Telecom Argentina++                                (B1, BBB-)       07/12/01     9.750       1,483,669
                                                                                                          ------------
                                                                                                             3,907,408
                                                                                                          ------------
BRAZIL (0.3%)
   300,000  (A) Republic of Brazil                                   (B2, B+)       04/15/24     7.375         230,438
   189,000  (A) Republic of Brazil                                   (B1, B+)       08/17/40    11.000         144,113
                                                                                                          ------------
                                                                                                               374,551
                                                                                                          ------------
BULGARIA (0.4%)
   690,000   (A) Republic of Bulgaria,
             Discount Bond, Series A                                 (B2, NR)       07/28/24     7.062         518,362
                                                                                                          ------------
CANADA (3.5%)
 6,845,000  Province of British Columbia                            (Aa2, AA-)      12/01/06     5.250       4,287,694
                                                                                                          ------------
CHINA (0.7%)
   985,000  (B) HSBC Capital Funding LP                              (NR, NR)       06/30/49     8.030         845,325
                                                                                                          ------------
DENMARK (4.1%)
40,400,000  Kingdom of Denmark                                      (Aaa, AAA)      11/15/07     7.000       4,993,448
                                                                                                          ------------
GERMANY (6.7%)
 1,173,000  (A) Deutsche Bank AG, Series 144A (Callable
            06/30/09 @ $100.00)                                      (A1, A+)       12/29/49     7.872       1,120,641
 2,000,000  (B) German Government                                   (Aaa, NR)       01/04/10     5.375       1,714,276
 6,500,000  (B) German Government, Series 99                        (Aaa, NR)       07/04/09     4.500       5,230,898
                                                                                                          ------------
                                                                                                             8,065,815
                                                                                                          ------------
ITALY (4.3%)
 4,200,000  (B) Buoni Poliennali Del Tes                            (Aa3, AA)       05/01/03     4.750       3,517,741
 2,255,000  (B) Buoni Poliennali Del Tes                            (Aa3, AA)       11/01/09     4.250       1,740,565
                                                                                                          ------------
                                                                                                             5,258,306
                                                                                                          ------------
JAPAN (4.8%)
580,000,000 Japan Government                                        (Aa1, AAA)      12/20/05     2.900       5,782,679
                                                                                                          ------------
RUSSIA (0.3%)
 1,000,000  (A) Russian Federation, Series 144A                      (NR, B-)       03/31/30     2.500         375,000
                                                                                                          ------------
SOUTH AFRICA (1.8%)
16,860,000  Republic of South Africa                               (Baa1, BBB+)     08/31/10    13.000       2,141,750
                                                                                                          ------------
TURKEY (0.7%)
641,550,000 Republic of Turkey                                       (NR, NR)       05/23/01    33.137         782,193
                                                                                                          ------------
                 See Accompanying Notes to Financial Statements.

                                       24

WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                                     RATINGS2
  PAR1                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
FOREIGN BONDS (CONT'D)
UNITED KINGDOM (1.9%)
 1,456,000  (A) Lloyds TSB Bank PLC
            (Callable 07/15/09 @ 100 EUR)                           (Aa2, A+)       07/15/49     5.625    $  1,181,941
 1,000,000  (B) Royal Bank of Scotland PLC                          (A1, AA-)       03/31/49     6.770         852,993
   295,000  (B) British Sky Broadcasting Inc.                      (Ba1, BB+)       10/15/06      7.300        267,440
                                                                                                          ------------
                                                                                                             2,302,374
                                                                                                          ------------
TOTAL FOREIGN BONDS (Cost $45,303,282)                                                                      39,634,905
                                                                                                          ------------
UNITED STATES BONDS/NOTES (59.1%)
 3,560,000  California Infrastructure San Diego Gas & Electric
             Rate Reduction Series 1997-1 Cladd A7                  (Aaa, AAA)      12/26/09     6.370       3,455,532
   305,000  CSC Holdings, Inc.                                      (Ba1, BB+)      07/15/08     7.250         283,494
 1,490,000  Conseco, Inc.                                           (B1, BB-)       10/15/06     9.000         938,700
   600,000  Duke Energy Field Services                             (Baa2, BBB)      08/16/05     7.500         606,008
   615,717  Fannie Mae                                              (Aaa, AAA)      10/01/24     6.500         592,243
 1,500,000  Fannie Mae                                              (Aaa, AAA)      11/01/30     7.000       1,470,469
   280,000  Federal Home Loan Bank                                  (Aaa, AAA)      08/15/06     6.375         277,437
197,000,000 (C) Ford Motor Credit Co.                                (A1, A+)       02/07/05     1.200       1,774,847
   500,000  Ford Motor Credit Co.                                    (A2, A)        06/15/10     7.875         505,045
   300,000  GE Global Insurance                                     (Aa1, AA)       06/15/10     7.500         303,161
 2,729,228  Ginnie Mae                                              (Aaa, AAA)      03/15/26     7.000       2,693,407
 3,382,187  Ginnie Mae                                              (Aaa, AAA)      03/15/29     6.500       3,268,039
   640,000  Global Crossing Holdings, Ltd.
             (Callable 11/01/04 @ $104.75)                          (Ba2, BB)       11/15/09     9.500         614,400
 2,931,000  (B) GMAC Swift Trust Series 1999-1                      (Aaa, AAA)      01/18/05     5.000       2,419,974
 1,600,000  Golden State Escrow Corp. (Callable @ Make
             Whole +50BP)                                           (Ba1, BB+)      08/01/03     7.000       1,533,146
   600,000  John Hancock Global Funding II Series 144A              (NR, AA+)       07/02/10     7.900         615,278
 2,435,000  Illinois Power Transitional Funding Trust,
             Series 1998-1, Class A6                                (Aaa, AAA)      06/25/09     5.540       2,279,805
 5,308,000  MBNA Master Credit Card Trust II Series 1997-I,
             Class A                                                 (NR, NR)       01/15/07     6.550       5,279,443
   295,000  MGM Mirage, Inc.                                        (Ba2, BB+)      06/01/07     9.750         307,538
   800,000  Nextel Communications, Inc.
             (Callable 02/15/03 @ 104.97)                            (B1, B-)       02/15/08     10.737        598,000
   600,000  Nextlink Communications, Inc.                            (B2, B)        12/01/09     15.113        292,500
   360,000  Nextlink Communications, Inc.                            (B2, B)        12/01/09     10.500        313,200
 1,840,000  NTL Communications Corp. Class B3                        (B2, B)        10/01/08     11.500      1,692,800
   400,000  Park Place Entertainment                                (Ba2, BB+)      12/15/05     7.875         386,000
 5,070,000  PECO Energy Transition Trust                            (Aaa, AAA)      03/01/09     6.050       4,853,435
    90,000  Phillips Petroleum Company                             (Baa2, BBB)      05/25/05     8.500          95,035
   305,000  Rogers Wireless Communications, Sr. Sub. Notes
             (Callable 10/01/02 @ $104.40)                          (Ba2, BB-)      10/01/07     8.800         303,475
248,000,000 (C) Toyota Motor Credit Corp.                           (Aa1, AAA)      12/20/04     1.000       2,268,054

                 See Accompanying Notes to Financial Statements.

                                       25

WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

                                                                     RATINGS2
  PAR1                                                             (MOODY'S/S&P)    MATURITY     RATE%        VALUE
  ----                                                             -------------    --------     -----     -----------
UNITED STATES BONDS/NOTES (CONT'D)
 1,165,000  U.S. Treasury Bonds                                     (Aaa, AAA)      08/15/10     5.750    $  1,164,273
10,800,000  U.S. Treasury Notes                                     (Aaa, AAA)      05/15/05     6.750      11,199,946
11,355,000  U.S. Treasury Notes                                     (Aaa, AAA)      08/15/09     6.000      11,476,464
   830,000  U.S. Treasury Notes                                     (Aaa, AAA)      02/15/10     6.500         869,102
 5,661,000  U.S. Treasury Notes                                     (Aaa, AAA)      08/15/29     6.125       5,864,445
   300,000  U.S. Treasury Notes                                     (Aaa, AAA)      05/15/30     6.250         319,641
   800,000  Voicestream Wireless Holding, Series 144A
             (Callable 11/15/04 @ $105.19)                           (B2, B-)       11/15/09    10.375         860,000
                                                                                                          ------------
TOTAL UNITED STATES BONDS/NOTES (Cost $73,236,887)                                                          71,774,336
                                                                                                          ------------
UNITED STATES TREASURY BILLS4 (0.1%)
    10,000  U.S. Treasury Bills                                     (Aaa, AAA)      03/01/01     5.873           9,798
    20,000  U.S. Treasury Bills                                     (Aaa, AAA)      03/01/01     6.025          19,595
     5,000  U.S. Treasury Bills                                     (Aaa, AAA)      03/01/01     6.059           4,899
    15,000  U.S. Treasury Bills                                     (Aaa, AAA)      03/01/01     6.060          14,696
                                                                                                          ------------
TOTAL UNITED STATES TREASURY BILLS (Cost $48,994)                                                               48,988
                                                                                                          ------------
  NUMBER OF
   SHARES
  ---------
PREFERRED STOCK (1.9%)
    23,900  Natexis AMBS Co. Series A
             (Callable 06/30/08 @ $100.00)
             (Cost $2,387,492)                                                                   8.540       2,283,197
                                                                                                          ------------
SHORT TERM INVESTMENT (4.1%)
 4,977,211  RBB Money Market Portfolio (Cost $4,977,211)                                                     4,977,211
                                                                                                          ------------
TOTAL INVESTMENTS AT VALUE (97.8%) (Cost $125,953,8665)                                                    118,718,637

OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)                                                                 2,612,171
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $121,330,808
                                                                                                          ============
NET ASSET VALUE, offering and redemption price per Common
  Class share ($121,309,151 / 12,488,897 shares)                                                                $ 9.71
                                                                                                                ======
NET ASSET VALUE, offering and redemption price per Advisor
  Class share ($21,657 / 2,106 shares)                                                                          $10.28
                                                                                                                ======
                            INVESTMENT ABBREVIATIONS
                          EUR = European Currency Unit
                           NR = Not Rated
--------------------------------------------------------------------------------

  1 Unless  otherwise  indicated  below,  all securities are  denominated in the currency of the issuers' country of origin.
  2 Credit  ratings  given by Moody's  Investors  Service,  Inc.  and Standard &
    Poor's Ratings Group are unaudited.
  3 Illiquid security
  4 Collateralized against futures obligations.
  5 Cost for federal income tax purposes is $125,956,030.
(A) Denominated in U.S. Dollars.
(B) Denominated in Euro.
(C) Denominated in Japanese Yen.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2000
--------------------------------------------------------------------------------

                                                   WARBURG PINCUS     WARBURG PINCUS
                                                    INTERMEDIATE          NEW YORK                            WARBURG PINCUS
                                                     MATURITY          INTERMEDIATE       WARBURG PINCUS          GLOBAL
                                                    GOVERNMENT           MUNICIPAL         FIXED INCOME        FIXED INCOME
                                                       FUND                FUND                FUND               FUND
                                                   --------------     --------------      --------------      --------------
ASSETS
  Investments at value (Cost $47,852,738,
    $71,847,824, $363,028,813 and
    $125,953,866, respectively)                     $47,477,940         $73,139,965        $356,405,320        $118,718,637
  Cash                                                        0             878,144                 625                   0
  Receivable on forward currency contracts                    0                   0                   0             183,155
  Receivable for investments sold                             0                   0          30,531,273           4,550,309
  Dividends and interest receivable                     538,971           1,085,932           4,136,088           2,178,832
  Receivable for fund shares sold                        22,914              71,419             390,491             163,993
  Margin receivable on futures                                0                   0                   0               9,776
  Prepaid expenses and other assets                      23,414              12,073              36,482              31,700
                                                    -----------         -----------        ------------        ------------
    Total Assets                                     48,063,239          75,187,533         391,500,279         125,836,402
                                                    -----------         -----------        ------------        ------------
LIABILITIES
  Advisory fee payable                                      558              25,200             126,361              43,935
  Administrative fee payable                              8,480              13,576              48,878              19,205
  Directors fee payable                                   2,725               3,300               2,825               2,400
  Payable for investments purchased                           0                   0          81,787,953           4,080,330
  Payable for fund share redeemed                        28,410             130,919             271,907             250,902
  Dividends payable                                      24,873              35,533             159,416                   0
  Accrued expenses payable                               23,906              31,274             111,360             108,822
                                                    -----------         -----------        ------------        ------------
    Total Liabilities                                    88,952             239,802          82,508,700           4,505,594
                                                    -----------         -----------        ------------        ------------
NET ASSETS
  Capital stock, $ .001 par value                         4,900               7,316              31,580               5,977
  Paid-in capital                                    49,599,143          74,309,622         327,451,151         142,220,072
  Accumulated undistributed net investment
    income                                                    0                   0              23,013           2,919,475
  Accumulated net realized loss from
    investments and foreign currency
    related transactions                             (1,254,958)           (661,348)        (11,890,672)        (16,702,354)
  Net unrealized appreciation (depreciation)
    from investments and foreign currency
    related translations                               (374,798)          1,292,141          (6,623,493)         (7,112,362)
                                                    -----------         -----------        ------------        ------------
    Net Assets                                      $47,974,287         $74,947,731        $308,991,579        $121,330,808
                                                    ===========         ===========        ============        ============
COMMON SHARES
  Net assets                                        $47,974,287         $74,947,731        $302,187,709        $121,309,151
                                                    -----------         -----------        ------------        ------------
  Shares outstanding                                  4,893,675           7,316,439          30,885,076          12,488,897
                                                    -----------         -----------        ------------        ------------
  Net asset value, offering price and
    redemption price per share                      $      9.80         $     10.24        $       9.78        $       9.71
                                                    ===========         ===========        ============        ============
ADVISOR SHARES
  Net assets                                                                               $  6,803,870        $     21,657
                                                                                           ------------        ------------
  Shares outstanding                                                                            695,665               2,106
                                                                                           ------------        ------------
  Net asset value, offering price and
    redemption price per share                                                             $       9.78        $      10.28
                                                                                           ============        ============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2000
--------------------------------------------------------------------------------

                                                 WARBURG PINCUS    WARBURG PINCUS
                                                  INTERMEDIATE         NEW YORK                           WARBURG PINCUS
                                                   MATURITY         INTERMEDIATE      WARBURG PINCUS          GLOBAL
                                                  GOVERNMENT          MUNICIPAL        FIXED INCOME        FIXED INCOME
                                                     FUND               FUND               FUND               FUND
                                                  -----------        -----------       ------------       --------------
INVESTMENT INCOME:
    Dividends                                     $        0         $   43,551        $   862,030         $  201,716
    Interest                                       3,333,448          3,844,685         23,628,791          7,647,838
                                                  ----------         ----------        -----------         ----------
      Total investment income                      3,333,448          3,888,236         24,490,821          7,849,554
                                                  ----------         ----------        -----------         ----------
EXPENSES:
    Investment advisory fees                         261,469            312,719          1,681,883          1,214,634
    Administrative fees                               85,658            130,000            529,569            194,076
    Printing expense                                  26,518             31,756            113,202             60,966
    Registration fees                                 26,202             11,755             33,999             29,660
    Transfer agent fees                               25,831             16,002            166,296            163,622
    Custodian/Sub-custodian fees                      16,062             15,736             66,541             79,354
    Legal fees                                        15,484             18,557             26,225             16,337
    Audit fees                                        15,200             15,250             25,100             20,893
    Directors/Trustees fees                           10,662             12,957             10,820             10,161
    Insurance expense                                  1,468              1,290              1,765              1,243
    Interest expense                                     107                173              1,165                879
    Shareholder servicing/
      distribution fees                                   37                  0             16,570                128
    Miscellaneous expenses                             2,822              3,796             13,178              5,182
                                                  ----------         ----------        -----------         ----------
                                                     487,520            569,991          2,686,313          1,797,135
    Less: fees waived and
       transfer agent offsets                       (173,720)          (100,911)          (146,918)          (643,106)
                                                  ----------         ----------        -----------         ----------
       Total expenses                                313,800            469,080          2,539,395          1,154,029
                                                  ----------         ----------        -----------         ----------
       Net investment income                       3,019,648          3,419,156         21,951,426          6,695,525
                                                  ----------         ----------        -----------         ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
    Net realized loss from:
      Investments                                   (481,053)          (277,814)        (9,807,340)        (3,011,156)
      Foreign currency forward
        transactions                                       0                  0                  0          6,830,514
      Other foreign exchange
        transactions                                       0                  0                  0         (1,346,359)
                                                  ----------         ----------        -----------         ----------
                                                    (481,053)          (277,814)        (9,807,340)         2,472,999
                                                  ----------         ----------        -----------         ----------
    Net change in unrealized appreciation/
      (depreciation) from:
      Investments                                    590,453          1,725,500          5,206,499         (3,211,859)
      Futures contracts                                    0                  0                  0             21,434
      Translation of assets
       and liabilities
       in foreign currencies                               0                  0                  0           (678,518)
                                                  ----------         ----------        -----------         ----------
                                                     590,453          1,725,500          5,206,499         (3,868,943)
                                                  ----------         ----------        -----------         ----------
    Net gain (loss) on investments
      and foreign currency
      transactions                                   109,400          1,447,686         (4,600,841)        (1,395,944)
                                                  ----------         ----------        -----------         ----------
    Net increase in net assets
      resulting from operations                   $3,129,048         $4,866,842        $17,350,585         $5,299,581
                                                  ==========         ==========        ===========         ==========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 WARBURG PINCUS                          WARBURG PINCUS
                                                              INTERMEDIATE MATURITY                   NEW YORK INTERMEDIATE
                                                                 GOVERNMENT FUND                          MUNICIPAL FUND
                                                        --------------------------------         -------------------------------
                                                               FOR THE YEAR ENDED                       FOR THE YEAR ENDED
                                                                   OCTOBER 31,                             OCTOBER 31,
                                                           2000                1999                 2000               1999
                                                        ------------        ------------         -----------        ------------
FROM OPERATIONS:
    Net investment income                               $  3,019,648        $  3,596,379         $ 3,419,156        $  4,004,059
    Net realized loss from investments                      (481,053)           (578,188)           (277,814)           (383,534)
    Net change in unrealized appreciation/
      (depreciation) from investments                        590,453          (3,074,269)          1,725,500          (3,789,693)
                                                        ------------        ------------         -----------        ------------
       Net increase (decrease)
         in net assets
         resulting from operations                         3,129,048             (56,078)          4,866,842            (169,168)
                                                        ------------        ------------         -----------        ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net
     investment income:
      Common Class shares                                 (3,018,839)         (3,595,653)         (3,419,156)         (4,004,059)
      Advisor Class shares                                      (809)               (726)                  0                   0
    Distributions from net
     realized gains:
      Common Class shares                                          0            (287,008)                  0            (623,895)
      Advisor Class shares                                         0                 (66)                  0                   0
    Distributions in excess of
     net realized gains:
      Common Class shares                                          0            (196,423)                  0                (210)
      Advisor Class shares                                         0                 (14)                  0                   0
                                                        ------------        ------------         -----------        ------------
       Net decrease in net assets from
         dividends and distributions                      (3,019,648)         (4,079,890)         (3,419,156)         (4,628,164)
                                                        ------------        ------------         -----------        ------------
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                          39,880,811          68,865,628          31,829,282          54,393,636
    Reinvestment of dividends
      and distributions                                    2,649,328           3,612,598           2,919,837           4,058,953
    Net asset value of
      shares redeemed                                    (51,310,503)        (89,908,731)        (45,182,997)        (76,643,731)
                                                        ------------        ------------         -----------        ------------
       Net increase (decrease) in net assets from
         capital share transactions                       (8,780,364)        (17,430,505)        (10,433,878)        (18,191,142)
                                                        ------------        ------------         -----------        ------------
       Net decrease in net assets                         (8,670,964)        (21,566,473)         (8,986,192)        (22,988,474)

NET ASSETS:
    Beginning of year                                     56,645,251          78,211,724          83,933,923         106,922,397
                                                        ------------        ------------         -----------        ------------
    End of year                                         $ 47,974,287        $ 56,645,251         $74,947,731        $ 83,933,923
                                                        ============        ============         ===========        ============

                 See Accompanying Notes to Financial Statements

WARBURG PINCUS FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          WARBURG PINCUS                          WARBURG PINCUS
                                                         FIXED INCOME FUND                    GLOBAL FIXED INCOME FUND
                                                 ---------------------------------        -------------------------------
                                                        FOR THE YEAR ENDED                       FOR THE YEAR ENDED
                                                            OCTOBER 31,                             OCTOBER 31,
                                                      2000                1999                 2000               1999
                                                 -------------       -------------        ------------       -------------
FROM OPERATIONS:
    Net investment income                        $  21,951,426       $  23,252,281        $  6,695,525       $   7,389,712
    Net realized gain/(loss)
      from investments and
      foreign currency related
       transactions                                 (9,807,340)         (1,962,658)          2,472,999          (2,940,729)
    Net change in unrealized
      appreciation/(depreciation)
      from investments and
      foreign currency related
      translations                                   5,206,499         (17,380,764)         (3,868,943)           (981,559)
                                                 -------------       -------------        ------------       -------------
    Net increase in net
      assets resulting from operations              17,350,585           3,908,859           5,299,581           3,467,424
                                                 -------------       -------------        ------------       -------------
FROM DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net
     investment income:
      Common Class shares                          (21,533,335)        (23,048,992)         (9,301,461)         (8,236,456)
      Advisor Class shares                            (418,091)           (203,289)             (1,216)                  0
    Dividends in excess of
     net investment income:
      Common Class shares                              (39,026)            (40,837)         (2,563,464)           (164,530)
      Advisor Class shares                                (763)               (326)                  0            (148,403)
    Distributions from
     net realized gains:
      Common Class shares                                    0          (1,625,676)                  0                   0
      Advisor Class shares                                   0             (12,945)                  0                   0
    Distributions in excess
     of net realized gains:
      Common Class shares                                    0             (61,094)                  0                   0
      Advisor Class shares                                   0                   0                   0                   0
                                                 -------------       -------------        ------------       -------------
      Net decrease in net assets from
       dividends and distributions                 (21,991,215         (24,993,159)        (11,866,141)         (8,549,389)
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                   190,117,460         189,568,336          42,765,183          77,765,560
    Reinvestment of dividends
     and distributions                              19,523,822          21,725,382          11,112,722           7,581,877
    Net asset value of
     shares redeemed                              (296,259,076)       (216,553,616)        (61,376,243)       (105,518,211)
                                                 -------------       -------------        ------------       -------------
    Net decrease in net assets from capital
      share transactions                           (86,617,794)         (5,259,898)         (7,498,338)        (20,170,774)
                                                 -------------       -------------        ------------       -------------
    Net decrease in net assets                     (91,258,424)        (26,344,198)        (14,064,898)        (25,252,739)

NET ASSETS:
    Beginning of year                              400,250,003         426,594,201         135,395,706         160,648,445
                                                 -------------       -------------        ------------       -------------
    End of year                                  $ 308,991,579       $ 400,250,003        $121,330,808       $ 135,395,706
                                                 =============       =============        ============       =============
    Undistributed net investment income                $23,013             $62,993          $2,919,475          $2,605,936
                                                 =============       =============        ============       =============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                 2000             1999              1998              1997              1996
                                               -------           -------           -------           -------           -------
PER-SHARE DATA
  Net asset value, beginning of year           $  9.77           $ 10.37           $ 10.05           $ 10.07           $ 10.22
                                               -------           -------           -------           -------           -------
INVESTMENT ACTIVITIES:
  Net investment income                           0.56              0.53              0.56              0.58              0.58
  Net gains (losses) from investments
    (both realized and unrealized)                0.03             (0.54)             0.32              0.10             (0.06)
                                               -------           -------           -------           -------           -------
      Total from investment activities            0.59             (0.01)             0.88              0.68              0.52
                                               -------           -------           -------           -------           -------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income           (0.56)            (0.53)            (0.56)            (0.58)            (0.58)
  Distributions from net realized gains           0.00             (0.04)             0.00             (0.08)            (0.09)
  Distributions in excess of
   net realized gains                             0.00             (0.02)             0.00             (0.04)             0.00
                                               -------           -------           -------           -------           -------
      Total dividends and distributions          (0.56)            (0.59)            (0.56)            (0.70)            (0.67)
                                               -------           -------           -------           -------           -------
NET ASSET VALUE, END OF YEAR                   $  9.80           $  9.77           $ 10.37           $ 10.05           $ 10.07
                                               =======           =======           =======           =======           =======
      Total return                                6.27%            (0.05)%            9.35%             6.99%             5.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)         $47,974           $56,625           $78,200           $48,421           $47,690
  Ratio of expenses to average net assets1        0.62%             0.61%             0.60%             0.61%             0.61%
  Ratio of net income to average net assets       5.77%             5.27%             5.54%             5.81%             5.68%
  Decrease reflected in above operating
    ratios due to waivers/reimbursements          0.31%             0.28%             0.34%             0.33%             0.46%
Portfolio turnover rate                          84.42%            91.13%           133.98%           104.34%           163.59%



--------------------------------------------------------------------------------

1 Interest  earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .02%, .01%, .00%, .01% and .01% for years ending October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .60% for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                  2000             1999              1998               1997              1996
                                                -------           -------           --------           -------           -------
PER-SHARE DATA
  Net asset value, beginning of year            $ 10.04           $ 10.54           $  10.35           $ 10.34           $ 10.42
                                                -------           -------           --------           -------           -------
INVESTMENT ACTIVITIES:
  Net investment income                            0.44              0.42               0.44              0.45              0.45
  Net gains (losses) from investments
    (both realized and unrealized)                 0.20             (0.44)              0.19              0.13              0.04
                                                -------           -------           --------           -------           -------
      Total from investment activities             0.64             (0.02)              0.63              0.58              0.49
                                                -------           -------           --------           -------           -------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income            (0.44)            (0.42)             (0.44)            (0.45)            (0.45)
  Distributions from net realized gains            0.00             (0.06)              0.00             (0.12)            (0.12)
                                                -------           -------           --------           -------           -------
      Total dividends and distributions           (0.44)            (0.48)             (0.44)            (0.57)            (0.57)
                                                -------           -------           --------           -------           -------
NET ASSET VALUE, END OF YEAR                    $ 10.24           $ 10.04           $  10.54           $ 10.35           $ 10.34
                                                =======           =======           ========           =======           =======
      Total return                                 6.54%            (0.26)%             6.24%             5.83%             4.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)          $74,948           $83,934           $106,922           $88,944           $77,559
  Ratio of expenses to average net assets1         0.62%             0.61%              0.60%             0.60%             0.61%
  Ratio of net income to average net assets        4.37%             4.03%              4.24%             4.40%             4.41%
  Decrease reflected in above operating
    ratios due to waivers/reimbursements           0.11%             0.10%              0.07%             0.08%             0.17%
Portfolio turnover rate                           29.49%            54.97%             37.25%            69.84%            69.23%
                                                                                                                          ----------
--------------------------------------------------------------------------------

1 Interest  earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .02%, .01%, .00%, .00% and .01% for the years ending October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .60% for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                2000               1999               1998               1997               1996
                                              --------           --------           --------           --------           --------
PER-SHARE DATA
  Net asset value, beginning of year          $   9.89           $  10.41           $  10.43           $  10.10           $  10.07
                                              --------           --------           --------           --------           --------
INVESTMENT ACTIVITIES:
  Net investment income                           0.64               0.57               0.59               0.62               0.63
  Net gains (losses) from investments and
    foreign currency related transactions
    (both realized and unrealized)               (0.11)             (0.48)              0.07               0.33               0.03
                                              --------           --------           --------           --------           --------
      Total from investment activities            0.53               0.09               0.66               0.95               0.66
                                              --------           --------           --------           --------           --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income           (0.64)             (0.57)             (0.59)             (0.62)             (0.63)
  Distributions from net realized gains           0.00              (0.04)             (0.09)              0.00               0.00
                                              --------           --------           --------           --------           --------
      Total dividends and distributions          (0.64)             (0.61)             (0.68)             (0.62)             (0.63)
                                              --------           --------           --------           --------           --------
NET ASSET VALUE, END OF YEAR                  $   9.78           $   9.89           $  10.41           $  10.43           $  10.10
                                              ========           ========           ========           ========           ========
      Total return                                5.59%              0.92%              6.48%              9.78%              6.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)        $302,188           $393,433           $423,536           $265,453           $151,184
  Ratio of expenses to average net assets1        0.77%              0.76%              0.75%              0.75%              0.76%
  Ratio of net income to average net assets       6.53%              5.63%              5.64%              6.05%              6.30%
  Decrease reflected in above operating
    ratios due to waivers/reimbursements          0.02%              0.04%              0.04%              0.08%              0.15%
Portfolio turnover rate                         247.21%            144.02%            124.04%            129.06%            194.23%

--------------------------------------------------------------------------------

1 Interest  earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .02%, .01%, .00%, .00% and .01% for the years ending October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .75% for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                       2000             1999             1998             1997             1996
                                                     --------         --------         --------         --------         --------
PER-SHARE DATA
  Net asset value, beginning of year                 $  10.25         $  10.62         $  10.91         $  11.17         $  11.04
                                                     --------         --------         --------         --------         --------
INVESTMENT ACTIVITIES:
  Net investment income                                  0.56             0.52             0.58             0.54             0.62
  Net gains (losses) from investments and
    foreign currency related transactions
    (both realized and unrealized)                      (0.13)           (0.29)           (0.16)            0.08             0.57
                                                     --------         --------         --------         --------         --------
      Total from investment activities                   0.43             0.23             0.42             0.62             1.19
                                                     --------         --------         --------         --------         --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                  (0.76)           (0.59)           (0.71)           (0.34)           (1.06)
  Dividends in excess of net investment
    income                                              (0.21)           (0.01)            0.00             0.00             0.00
  Distributions from net realized gains                  0.00             0.00             0.00            (0.54)            0.00
                                                     --------         --------         --------         --------         --------
      Total dividends and distributions                 (0.97)           (0.60)           (0.71)           (0.88)           (1.06)
                                                     --------         --------         --------         --------         --------
NET ASSET VALUE, END OF YEAR                         $   9.71         $  10.25         $  10.62         $  10.91         $  11.17
                                                     ========         ========         ========         ========         ========
      Total return                                       4.37%            2.18%            4.10%            5.76%           11.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)               $121,309         $135,327         $154,131         $194,731         $131,072
  Ratio of expenses to average net assets1               0.97%            0.96%            0.95%            0.96%            0.95%
  Ratio of net income to average net assets              5.51%            5.00%            5.21%            5.40%            6.78%
  Decrease reflected in above operating
    ratios due to waivers/reimbursements                 0.51%            0.57%            0.46%            0.39%            0.56%
Portfolio turnover rate                                100.84%          365.02%          233.73%          202.92%          123.90%

--------------------------------------------------------------------------------

1 Interest  earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .02%, .01%, .00%, .01% and .00% for the years ending October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .95% for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 20001
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Intermediate Maturity Government Fund (the "Intermediate Government Fund"), a Maryland Corporation, and the Warburg Pincus Fixed Income Fund (the "Fixed Income Fund"), a Massachusetts Business Trust, are registered under the Investment Company Act of 1940, as amended (1940 Act), as diversified, open-end management investment companies. The Warburg Pincus New York Intermediate Municipal Fund (the "New York Municipal Fund"), a Massachusetts Business Trust, and the Warburg Pincus Global Fixed Income Fund (the "Global Fixed Income Fund"), a Maryland Corporation, are registered under the 1940 Act as non-diversified, open-end management investment companies (each, a "Fund" and collectively, the "Funds").

   Investment objectives for each Fund are as follows: the Intermediate Government Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital; the New York Municipal Fund seeks to maximize current interest income exempt from federal income tax and New York State and New York City personal income tax to the extent consistent with prudent investment management and the preservation of capital; the Fixed Income Fund seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation; and the Global Fixed Income Fund seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

   The Fixed Income and Global Fixed Income Funds offer two classes of shares, one class being referred to as the Common Class shares and one class being referred to as the Advisor Class shares. Common and Advisor Class shares in each Fund represent an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Advisor Class shares for each Fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding Advisor Class shares. The Advisor Class shares for the Fixed Income Fund currently bear expenses of .25% of average daily net assets. The Advisor Class shares of the Global Fixed Income Fund currently bear expenses of .50% of average daily net assets. The Advisor Class shares for the Intermediate Government Fund was liquidated on June 1, 2000.

   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using market quotations. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

are not readily available, securities and other assets are valued by another method that the Fund's Board believe accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fixed Income Fund and the Global Fixed Income Fund isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   The Fixed Income and the Global Fixed Income Funds may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fixed Income and the Global Fixed Income Funds' investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Funds to operational and other risks as well. Some countries may have restrictions that could limit the Funds access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

   The Fixed Income and Global Fixed Income Funds may invest in fixed income securities rated below investment grade. While the market values of these securities tend to react less to fluctuations in interest rate levels than do those of investment grade securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. Issuers of such securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

   Each Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and they may be difficult or impossible to sell at the time and at the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly for the Intermediate Government Fund, the New York Municipal Fund and the Fixed Income Fund. Dividends from net investment income are declared and paid quarterly for the Global Fixed Income Fund. Distributions for all Funds of net realized capital gains, if any, are declared and paid at

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
-------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

least annually for all Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM"), the Fund's investment adviser (collectively the "Warburg Funds"), may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At October 31, 2000, the Funds had no investments in repurchase agreements.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended October 31, 2000, the Funds received credits or reimbursements under this arrangement as follows:

           FUND                                            AMOUNT
           ----                                           -------
           Intermediate Government                        $10,240
           New York Municipal                              15,370
           Fixed Income                                    65,633
           Global Fixed Income                             23,380

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------
2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Pursuant to Investment Advisory Agreements, CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment advisor for the Funds described herein.

   For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

           FUND                                          ANNUAL RATE
           ----                                ---------------------------------
           Intermediate Government              .50% of average daily net assets
           New York Municipal                   .40% of average daily net assets
           Fixed Income                         .50% of average daily net assets
           Global Fixed Income                 1.00% of average daily net assets

   For the year ended October 31, 2000, investment advisory fees and voluntary waivers were as follows:

                                           GROSS NET
           FUND                           ADVISORY FEE    WAIVER    ADVISORY FEE
           ----                           ------------  ----------  ------------
           Intermediate Government          $  261,469  $(143,332)   $ 118,137
           New York Municipal                  312,719    (85,541)     227,178
           Fixed Income                      1,681,883    (81,285)   1,600,598
           Global Fixed Income               1,214,634   (619,726)     594,908

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as co-administrator to each Fund. PFPC Inc. ("PFPC"), an indirect subsidiary of PNC Financial Services Group, Inc., also serves as each Fund's co-administrator. For its administrative services, CSAMSI, currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the year ended October 31, 2000, administrative services fees earned by CSAMSI were as follows:

           FUND                                      CO-ADMINISTRATION FEE
           ----                                      ---------------------
           Intermediate Government                        $ 52,294
           New York Municipal                               78,180
           Fixed Income                                    336,377
           Global Fixed Income                             121,463

   For its administrative services through July 31, 2000, PFPC received a fee calculated at an annual rate of .05% of each Fund's average daily net assets, exclusive of out-of-pocket expenses.

   Effective August 1, 2000, for its administrative services, PFPC receives a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                 ANNUAL RATE
           ---------------------------        --------------------------------
           First $150 million                 .07% of average daily net assets
           Next $150 million                  .06% of average daily net assets
           Over $300 million                  .05% of average daily net assets

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------
2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR -- (CONT'D)

   For the year ended October 31, 2000, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                                 NET
           FUND                     CO-ADMINISTRATION FEE    WAIVER      CO-ADMINISTRATION FEE
           ----                     -----------------       ---------    ---------------------
           Intermediate Government      $ 33,364            $(20,148)          $ 13,216
           New York Municipal             51,820                  0              51,820
           Fixed Income                  193,192                  0             193,192
           Global Fixed Income            72,613                  0              72,613

   In addition to serving as each Fund's co-administrator, CSAMSI served as distributor of each Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor to each Fund. On August 1, 2000 CSAMSI replaced PDI as distributor to each Fund. No compensation is paid by the Common Class shares for distribution services. Also, no compensation was payable by any of the Funds to PDI for distribution services. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Advisor Class shares of the Intermediate Government Fund and Fixed Income Fund, and .50% of the average daily net assets of the Advisor Class shares of the Global Fixed Income Fund. The Advisor Class shares for the Intermediate
Government Fund was liquidated on June 1, 2000. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the year ended October 31, 2000, shareholder servicing and distribution fees were as follows:

                                                   SHAREHOLDER SERVICING/
           FUND                                       DISTRIBUTION FEE
           ----                                    ----------------------
           Intermediate Government                       $    37
           Fixed Income                                   16,570
           Global Fixed Income                               128


3. LINE OFCREDIT

   The Funds, together with other Funds advised by CSAM, have established a $350 million committed, and a $75 million uncommitted, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Fund share redemption. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------
3. LINE OFCREDIT-- (CONT'D)

annum on the entire amount of the Credit Facility which is allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal funds rate plus .50%. At October 31, 2000, the Funds had no borrowings under the credit facility.

4. INVESTMENTS IN SECURITIES

   For the year ended October 31, 2000, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligations were as follows:

                                                                      U.S. GOVERNMENT AND
                                       INVESTMENT SECURITIES           AGENCY OBLIGATIONS
                                     ---------------------------   ---------------------------
           FUND                        PURCHASES        SALES       PURCHASES        SALES
           ----                      ------------   ------------   ------------   ------------
           Intermediate Government   $          0   $          0   $ 42,160,670   $ 51,614,424
           New York Municipal          22,571,383     34,055,935              0              0
           Fixed Income               136,351,756    171,095,804    683,899,887    684,344,625
           Global Fixed Income         72,941,156     96,495,201     42,788,727     28,585,252

   For the year ended October 31, 2000, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

                                                                            NET
                                        UNREALIZED    UNREALIZED   UNREALIZED APPRECIATION/
           FUND                        APPRECIATION  DEPRECIATION       (DEPRECIATION)
           ----                        ------------  ------------  ------------------------
           Intermediate Government     $  263,564    $  (638,362)      $  (374,798)
           New York Municipal           1,392,106        (99,965)        1,292,141
           Fixed Income                 2,518,023     (9,160,979)       (6,642,956)
           Global Fixed Income          1,005,257     (8,242,650)       (7,237,393)


5. FORWARD FOREIGN CURRENCY CONTRACTS

   The Fixed Income Fund and the Global Fixed Income Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise from movements in the value of a foreign currency relative to the U.S. dollar and from the potential default of counterparties to the contract. Each Fund will enter into forward contracts primarily for hedging purposes. However, on occasion the Funds may enter into forward contracts for speculative purposes, which may increase the Fund's investment risk. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------
5. FORWARD FOREIGN CURRENCY CONTRACTS -- (CONT'D)

   At October 31, 2000, the Global Fixed Income Fund had the following open forward foreign currency contracts:

                                                                                    UNREALIZED
                                                                                    FOREIGN
                     EXPIRATION FOREIGN CURRENCY        CONTRACT     CONTRACT       EXCHANGE
FORWARDCURRENCY CONTRACT    DATE        TO BE SOLD       AMOUNT          VALUE      GAIN/(LOSS)
------------------------  --------    -------------    -----------    -----------   -----------
European Economic Unit    01/19/01       20,555,000    $17,545,417    $17,484,083    $ 61,334
Japanese Yen              01/19/01    1,072,500,000     10,075,151      9,960,511     114,640
Danish Krona              01/19/01       42,400,000      4,852,369      4,842,449       9,920
South African Rand        01/19/01        7,000,000        915,451        918,189      (2,738)
                                                       -----------    -----------    --------
                                                       $33,388,388    $33,205,232    $183,156
                                                       ===========    ===========    ========

6. FUTURES CONTRACTS

   Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund is required to make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2000, the Global Fixed Income Fund had the following open futures contracts:

                                                                                      UNREALIZED
                                  NUMBER OF   EXPIRATION    CONTRACT     CONTRACT    APPRECIATION/
FUTURES CONTRACTS                 CONTRACTS      DATE        AMOUNT        VALUE     (DEPRECIATION)
-----------------                 ---------   ----------   ----------   ----------   --------------
U.S. Treasury 30 Year Note Futures     6      12/01/2000   $  596,661   $  599,063     $ (2,402)
U.S. Treasury 10 Year Note Futures    26      12/19/2000    2,640,219    2,618,282       21,937
U.S. Treasury 5 Year Note Futures      4      12/19/2000      404,649      402,750        1,899
                                      --                   ----------   ----------     --------
                                      36                   $3,641,529   $3,620,095     $21,434
                                      ==                   ==========   ==========     =======

7. CAPITAL SHARE TRANSACTIONS

   The Intermediate Government Fund and the Global Fixed Income Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as the Advisor Class shares. The New York Municipal Fund and the Fixed

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------
7. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

Income Fund are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class and an unlimited number of shares are classified as the Advisor Class. The Advisor Class shares for the Intermediate Government Fund was liquidated on June 1, 2000.

   Transactions in classes of each Fund were as follows:

                                                          INTERMEDIATE GOVERNMENT FUND
                    ------------------------------------------------------------------------------------------------
                                    COMMON CLASS SHARES                              ADVISOR CLASS SHARES
                    -----------------------------------------------------   ----------------------------------------
                       FOR THE YEAR ENDED          FOR THE YEAR ENDED       FOR THE PERIOD ENDED  FOR THE YEAR ENDED
                        OCTOBER 31, 2000             OCTOBER 31,1999            JUNE 1, 2000       OCTOBER 31,1999
                    ------------------------     ------------------------   --------------------  ------------------
                      SHARES        VALUE         SHARES         VALUE        SHARES    VALUE     SHARES     VALUE
                    ---------   ------------     ---------   ------------     ------  --------    ------    -------
Shares sold         4,141,422   $ 39,868,056     6,866,626   $ 68,853,863     1,322   $ 12,755      1,181   $11,765
Shares issued in
  reinvestment
  of dividends        274,002      2,648,525       360,109      3,611,795        83        803         81       803
Shares
  repurchased      (5,315,667)   (51,277,314)   (8,973,318)   (89,905,584)   (3,457)   (33,189)      (312)   (3,147)
                   ----------   ------------    ----------   ------------    ------   --------      -----   -------
Net increase/
  (decrease)         (900,243)  $ (8,760,733)   (1,746,583)  $(17,439,926)   (2,052)  $(19,631)       950   $ 9,421
                   ==========   ============    ==========   ============    ======   ========      =====   =======


                                NEW YORK MUNICIPAL FUND
                    ----------------------------------------------------
                                  COMMON CLASS SHARES
                    ----------------------------------------------------
                       FOR THE YEAR ENDED         FOR THE YEAR ENDED
                        OCTOBER 31, 2000           OCTOBER 31,1999
                    ------------------------   -------------------------
                      SHARES         VALUE        SHARES        VALUE
                    ---------   ------------   ----------   ------------
Shares sold         3,167,290   $ 31,829,282    5,216,327   $ 54,393,636
Shares issued in
  reinvestment
  of dividends        290,081      2,919,837      392,124      4,058,953
Shares
  repurchased      (4,497,547)   (45,182,997)  (7,392,453)   (76,643,566)
                   ----------   ------------   ----------   ------------
Net decrease       (1,040,176)  $(10,433,878   (1,784,002   $(18,190,977)
                   ==========   ============   ==========   ============

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------
7. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                    FIXED INCOME FUND
                  ------------------------------------------------------------------------------------------------------------
                                     COMMON CLASS SHARES                                   ADVISOR CLASS SHARES
                  ----------------------------------------------------------    ----------------------------------------------
                       FOR THE YEAR ENDED            FOR THE YEAR ENDED           FOR THE YEAR ENDED        FOR THE YEAR ENDED
                        OCTOBER 31, 2000              OCTOBER 31, 1999             OCTOBER 31, 2000          OCTOBER 31, 1999
                  ---------------------------    ---------------------------    ----------------------    --------------------
                     SHARES          VALUE          SHARES          VALUE        SHARES        VALUE       SHARES      VALUE
                  -----------   -------------    -----------   -------------    --------   -----------    -------   ----------
Shares sold        19,421,025   $ 189,250,352     18,227,693   $ 185,177,834      88,976   $   867,108    439,586   $4,390,502
Shares issued in
  reinvestment
  of dividends      1,964,108      19,106,111      2,122,951      21,509,897      42,960       417,711     21,355      215,485
Shares
  repurchased     (30,277,964)   (295,032,990)   (21,257,886)   (215,896,103)   (125,800)   (1,226,086)   (65,295)    (657,513)
                  -----------   -------------    -----------   -------------    --------   -----------    -------   ----------
Net increase/
  (decrease)       (8,892,831)  $ (86,676,527)      (907,242)  $  (9,208,372)      6,136   $    58,733    395,646   $3,948,474
                  ===========   =============    ===========   =============    ========   ===========    =======   ==========

                                                               GLOBAL FIXED INCOME FUND
                  -------------------------------------------------------------------------------------------------------------
                                     COMMON CLASS SHARES                                   ADVISOR CLASS SHARES
                  ----------------------------------------------------------    -----------------------------------------------
                       FOR THE YEAR ENDED            FOR THE YEAR ENDED           FOR THE YEAR ENDED        FOR THE YEAR ENDED
                        OCTOBER 31, 2000              OCTOBER 31, 1999             OCTOBER 31, 2000          OCTOBER 31, 1999
                  ---------------------------    ---------------------------    ----------------------    ---------------------
                     SHARES          VALUE          SHARES          VALUE        SHARES        VALUE       SHARES      VALUE
                  -----------   -------------    -----------   -------------    --------   -----------    -------    ----------
Shares sold        4,318,956    $ 42,764,658      7,349,863    $ 77,695,811         51     $    525        6,616    $    69,749
Shares issued in
  reinvestment
  of dividends     1,126,679      11,111,508        712,944       7,433,475        117        1,214       14,067        148,402
Shares
  repurchased     (6,164,691)    (61,327,472)    (9,371,367)    (98,813,056)    (4,637)     (48,771)    (630,756)    (6,705,155)
                  ----------   -------------     ----------    ------------     ------     --------     --------    -----------
Net increase/
  (decrease)        (719,056)  $ (7,451,306)     (1,308,560)   $(13,683,770)    (4,469)    $(47,032)    (610,073)   $(6,487,004)
                  ==========   =============     ==========    ============     ======     ========     ========    ===========

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------
8. CAPITAL LOSS CARRYOVER

   At October 31, 2000, capital loss carryovers available to offset possible future capital gains of each Fund were as follows:

                                       CAPITAL LOSS CARRYOVER EXPIRES IN
                           --------------------------------------------------------   TOTAL CAPITAL
   FUND                      2002      2003       2006         2007         2008     LOSS CARRYOVER
   ----                    --------  --------  ----------   ----------   ----------   -------------
   Intermediate Government $      0  $      0  $        0   $  726,633   $  528,326   $ 1,254,959
   New York Municipal             0         0           0      383,534      277,814       661,348
   Fixed Income                   0         0           0    1,940,565    9,930,643    11,871,208
   Global Fixed Income      517,856   329,870   6,945,772    5,824,681    3,060,576    16,678,755

9. RECLASSIFICATION OF COMPOSITION OF NET ASSETS

   At October 31, 2000, accumulated undistributed net investment income and accumulated net realized loss from investments and foreign currency related transactions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. The Fixed Income and Global Fixed Income Funds reclassified ($191) and $5,484,155, respectively, from accumulated net realized loss on investments and foreign currency related transactions to accumulated undistributed net investment income.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------
10. OTHER FINANCIAL HIGHLIGHTS

   Each Fund (other than the Intermediate Government Fund and the New York Municipal Fund) currently offers one other class of shares, the Advisor Class shares, representing equal pro rata interests in each of the respective Funds. The financial highlights for an Advisor Class share of the relevant Funds are as follows:

                                                          FIXED INCOME FUND
                                                --------------------------------------
                                                             ADVISOR CLASS
                                                --------------------------------------
                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                --------------------------------------
                                                 2000    1999    1998    1997   1996(1)
                                                ------  ------  ------  ------  ------
PER-SHARE DATA
Net asset value, beginning of period            $ 9.89  $10.41  $10.43  $10.10  $ 9.90
                                                ------  ------  ------  ------  ------
INVESTMENT ACTIVITIES:
  Net investment income                           0.62    0.54    0.56    0.60    0.19
  Net gains (losses) on investments
    and foreign currency related transactions
    (both realized and unrealized)               (0.11)  (0.48)   0.07    0.33    0.20
                                                ------  ------  ------  ------  ------
      Total from investment activities            0.51    0.06    0.63    0.93    0.39
                                                ------  ------  ------  ------  ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment
    income                                       (0.62)  (0.54)  (0.56)  (0.60)  (0.19)
  Distributions from net realized gains           0.00   (0.04)  (0.09)   0.00    0.00
                                                ------  ------  ------  ------  ------
      Total dividends and distributions          (0.62   (0.58)  (0.65)  (0.60)  (0.19)
                                                ------  ------  ------  ------  ------
Net asset value, end of period                  $ 9.78  $ 9.89  $10.41  $10.43  $10.10
                                                ======  ======  ======  ======  ======
Total return                                      5.33%   0.67%   6.21%   9.51%   3.93%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)        $6,804  $6,817  $3,058  $3,963  $  911
  Ratio of expenses to average net assets(3)      1.02%   1.01%   1.00%   1.00%   1.00%(4)
  Ratio of net income to average net assets       6.31%   5.38%   5.40%   5.62%   5.85%(4)
  Decrease reflected in above operating
    ratios due to waivers/reimbursements          0.02%   0.05%   0.04%   0.08%   0.11%(4)
Portfolio turnover rate                         247.21% 144.02% 124.04% 129.06% 194.23%

--------------

(1) For the period July 3, 1996 (Commencement of Operations) through October 31, 1996.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .02%, .01%, .00%, .00%, and .00% for the years or period ended October 31, 2000, 1999, 1998, 1997, and 1996, respectively. The Advisor Class shares' operating expense ratio after reflecting these arrangements was 1.00% for each of the years or period ended October 31, 2000, 1999, 1998, 1997, and 1996.
(4) Annualized.

WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------
10. OTHER FINANCIAL HIGHLIGHTS -- (CONT'D)

                                                          GLOBAL FIXED INCOME FUND
                                                  ----------------------------------------
                                                                ADVISOR CLASS
                                                  ----------------------------------------
                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------
                                                    2000     1999    1998    1997   1996(1)
                                                  -------  -------  ------  ------  ------
PER-SHARE DATA
Net asset value, beginning of period              $ 10.48  $ 10.57  $10.90  $11.17  $10.90
                                                  -------  -------  ------  ------  ------
INVESTMENT ACTIVITIES:
  Net investment income                             0.52 2    0.44 2  0.37    0.41    0.10
  Net gains (losses) on investments and
    foreign currency related transactions
    (both realized and unrealized)                  (0.12)   (0.29)  (0.02)   0.15    0.27
                                                  -------  -------  ------  ------  ------
      Total from investment activities               0.40     0.15    0.35    0.56    0.37
                                                  -------  -------  ------  ------  ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income              (0.60)   (0.00)  (0.68)  (0.29)  (0.10)
  Dividends in excess of net investment
    income                                           0.00    (0.24)   0.00    0.00    0.00
  Distributions from net realized gains              0.00     0.00    0.00   (0.54)   0.00
                                                  -------  -------  ------  ------  ------
      Total dividends and distributions             (0.60)   (0.24)  (0.68)  (0.83)  (0.10)
                                                  -------  -------  ------  ------  ------
Net asset value, end of period                    $ 10.28  $ 10.48  $10.57  $10.90  $11.17
                                                  =======  =======  ======  ======  ======
Total return                                         3.88%    1.41%   3.51%   5.18%   3.41%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)          $    22  $    69  $6,518  $8,935  $   39
  Ratio of expenses to average net assets(4)         1.47%    1.45%   1.45%   1.45%   1.45%(5)
  Ratio of net income to average net assets          4.90%    4.14%   4.75%   4.76%   5.69%(5)
  Decrease reflected in above operating expense
    ratios due to waivers/reimbursements             0.51%    0.49%   0.37%   0.33%   0.21%(5)
Portfolio turnover rate                            100.84%  365.02% 233.73% 202.92% 123.90%
-----------

(1) For the period August 12, 1996 (Commencement of Operations) through October 31, 1996.
(2) Per share information is calculated using the average outstanding shares method.
(3) Non-annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares expense ratio by .02% for the year ended October 31, 2000. These arrangements had no effect on the Advisor Class shares expense ratio for each of the years or period ending October 31, 1999, 1998, 1997 and 1996. The Advisor Class shares operating expense ratio after reflecting these arrangements was 1.45% for each of the years or period ended October 31, 2000, 1999, 1998, 1997 and 1996.
(5) Annualized.

WARBURG PINCUS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of

WARBURG, PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND, INC.;
WARBURG, PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND, INC.;
WARBURG, PINCUS FIXED INCOME FUND, INC.;
WARBURG, PINCUS GLOBAL FIXED INCOME FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Warburg, Pincus Intermediate Maturity Government Fund, Inc., Warburg, Pincus New York Intermediate Municipal Fund, Inc., Warburg, Pincus Fixed Income Fund, Inc. and Warburg, Pincus Global Fixed Income Fund, Inc., (all funds collectively referred to as the "Funds") at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PRICEWATERHOUSECOOPERS LLP

Two Commerce Square
2001 Market Street
Philadelphia, Pennsylvania
December 15, 2000

WARBURG PINCUS FIXED INCOME FUNDS
SHAREHOLDER TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
   Each Fund is required by Subchapter M of the Code, to advise its shareholders within 60 days of each Fund's fiscal year end as to the U.S. federal tax status distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 2000, the following dividends and distributions per share were paid by each of the Funds:

                                          ORDINARY         % OF ORDINARY INCOME DIVIDEND
                                           INCOME                  QUALIFYING FOR
FUND                                     PER SHARE         DIVIDENDS RECEIVED DEDUCTION(1)
----                                    ----------         -------------------------------
                                                                       1999
                                                                       ----
PAYMENT DATES                             MONTH END
-------------                             ---------
Intermediate Maturity Government                                       0.00
  Common Shares                           $0.0914
  Advisor Shares                           0.0873
New York Intermediate Municipal2                                       0.00
  Common Shares                            0.0726
Fixed Income                                                           8.68
  Common Shares                            0.1060
  Advisor Shares                           0.1019

PAYMENT DATE                              12/07/99
----------------                          --------
Global Fixed Income                                                    2.15
  Common Shares                           $0.3687


   The above information was provided to calendar year taxpayers on Form 1099-DIV mailed in January of 2000.

                                                   ORDINARY     % OF ORDINARY INCOME DIVIDEND
                                                    INCOME            QUALIFYING FOR
FUND                                               PER SHARE    DIVIDENDS RECEIVED DEDUCTION(1)
----------                                         ---------    -------------------------------
                                                                          2000
                                                                          ----
PAYMENT DATES                                          MONTH END
-------------                                          ---------
Intermediate Maturity Government                                          0.00
  Common Shares                                         $0.4682
  Advisor Shares                                         0.2240
New York Intermediate Municipal2                                          0.00
  Common Shares                                          0.3677
Fixed Income                                                              2.80
  Common Shares                                          0.5337
  Advisor Shares                                         0.5134

PAYMENT DATES                               03/31/00, 06/30/00, 09/29/00
-------------                               ----------------------------
Global Fixed Income                                                       1.40
  Common Shares                                         $0.6000
  Advisor Shares                                         0.6000

WARBURG PINCUS FIXED INCOME FUNDS
SHAREHOLDER TAX INFORMATION (UNAUDITED) (CONT'D)
--------------------------------------------------------------------------------
   Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 2000. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2001.



-----------------
(1) Available to Corporate Shareholders only.
(2) 100% of the dividends paid by this Fund were exempt-interest dividends for the purposes of federal income tax.

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






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




                               [GRAPHICS OMITTED]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                 800-WARBURG (800-927-2874) (TM) WWW.WARBURG.COM
CREDIT  SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      WPBDF-2-1000